UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Foreign
Fund
A Series of Templeton Funds
August 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2021, the global
economic recovery was supported by continued monetary
and fiscal stimulus measures, easing novel coronavirus
(COVID-19) pandemic restrictions and the development
of treatments and vaccines. During parts of the period,
geopolitical tensions and surges of COVID-19 cases in
certain regions pressured global stock prices, but economic
growth in the U.S. and China and continued accommodative
monetary policy by the U.S. Federal Reserve supported
equities for the period as a whole. Asian and global emerging market equities trimmed some gains near period-end after
the Chinese government imposed additional regulation
on some businesses. In this environment, stocks in global
developed and emerging markets excluding the U.S., as
measured by the MSCI All Country World Index ex USA
Index-NR (net of tax withholding when dividends are paid),
posted a +24.87% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Foreign Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of August
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Templeton Foreign Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Templeton Foreign Fund
This annual report for Templeton Foreign Fund covers the
fiscal year ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in foreign securities. These securities are
predominantly equity securities of companies located outside the U.S., including developing markets.
Performance Overview
The Fund’s Class A shares posted a +26.57% cumulative
total return for the 12 months under review. In comparison,
the Fund’s new benchmark, the MSCI All Country World
Index (ACWI) ex USA Index-NR, which measures stock
performance in global developed and emerging markets
excluding the U.S., posted a +24.87% cumulative total
return.
1
Also in comparison, the Fund’s former benchmark,
the MSCI ACWI ex USA Index, posted a +25.37%
cumulative total return for the same period. The MSCI ACWI
ex USA Index-NR is replacing the MSCI ACWI ex USA Index
because the investment manager believes the composition
of the MSCI ACWI ex USA Index-NR provides a more
consistent basis for comparison relative to the Fund’s peers.
For the 10-year period ended August 31, 2021, the Fund’s
Class A shares posted a +56.77% cumulative total return,
compared with the MSCI ACWI ex USA Index-NR’s +88.89%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +28.64% total
return for the 12 months ended August 31, 2021.
1
Global
equities benefited from monetary and fiscal stimulus
measures, easing novel coronavirus (COVID-19) pandemic
restrictions in certain regions and the development of
treatments and vaccines. Geopolitical tensions and rising
infection rates in the fall of 2020 reduced stock prices, but the implementation of vaccination programs and additional
fiscal stimulus measures led many equity markets to reach
new price highs during the rest of the period. However, the
Chinese government’s imposition of additional restrictions
on some businesses pressured Asian and global emerging
market stocks late in the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures, vaccine
development and the beginning of vaccination programs.
As economic conditions improved, gross domestic product
(GDP) rebounded at a record annualized pace in 2020’s
third quarter. Although GDP growth was less robust in the
three subsequent quarters, the lifting of many COVID-19
restrictions and strong consumer spending continued to
support the economy. A rebound in corporate earnings and
the U.S. Senate’s passage of a bipartisan infrastructure
bill further bolstered investor sentiment. The U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25% and continued its program of
open-ended U.S. Treasury and mortgage bond purchases
to help keep markets functioning. In his Jackson Hole
Economic Policy Symposium speech in August 2021, Fed
Geographic Composition
8/31/21
% of Total
Net Assets
Asia 44.7%
Europe 41.7%
North America 8.2%
Latin America & Caribbean 2.0%
Other 0.5%
Short-Term Investments & Other Net Assets 2.9%
1. Source: Morningstar. As of 8/31/21, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +4.60%, compared with the MSCI
ACWI ex USA Index-NR’s 10-year average annual total return of +6.57%.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

Templeton Foreign Fund

franklintempleton.com
Annual Report
Chair Jerome Powell hinted that, if employment and price
conditions progressed as expected, the Fed would begin
reducing its bond purchases later in 2021; however, such
reduction would not be intended as a signal for the beginning of interest-rate increases. He also indicated that the Fed
viewed inflation as partially transitory, and that further
employment progress was needed before the Fed would
consider raising the range for the federal funds target rate.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth rebounded in 2020’s
third quarter but slightly contracted over the subsequent
two quarters, before returning to growth in 2021’s second
quarter. GDP growth rates were mostly sluggish among
the region’s largest economies amid renewed lockdowns,
delays in COVID-19 vaccine distribution and weak consumer
spending. Nevertheless, the fastest rate of business activity growth in more than a decade helped European developed
market equities, as measured by the MSCI Europe Index-
NR, to post a +29.18% total return for the 12 months under
review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +18.42% total return for the 12-month period.
1
China’s
economic recovery helped the region rebound, although the
country’s quarter-over-quarter GDP growth in 2021’s first and second quarters was slower than 2020’s last two quarters,
pressured by higher commodity prices. Asian equity markets
experienced heightened volatility toward period-end due
to inflation concerns and rising COVID-19 infection rates
in some countries. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, led some foreign
investors to shift capital away from China.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +21.12% total return
for the 12 months under review.
1
Generally improving
economic activity, increasing oil prices and U.S. dollar
weakness supported global emerging market equities.
During the latter part of the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and higher inflation amid rising commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to seek to hedge (protect)
against currency risks.
Top 10 Industries
8/31/21
% of Total
Net Assets
a
Banks 9.5%
Oil, Gas & Consumable Fuels 7.0%
Pharmaceuticals 6.6%
Industrial Conglomerates 5.6%
Automobiles 5.1%
Metals & Mining 5.1%
Semiconductors & Semiconductor Equipment 4.5%
Internet & Direct Marketing Retail 4.2%
Aerospace & Defense 3.7%
Real Estate Management & Development 3.4%
Top 10 Countries
8/31/21
a
% of Total
Net Assets
a a
Japan 20.2%
United Kingdom 17.5%
Germany 9.8%
China 7.7%
United States 7.4%
South Korea 6.5%
Netherlands 6.4%
Hong Kong 4.5%
Taiwan 2.6%
India 2.3%

Templeton Foreign Fund

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Annual Report
Manager’s Discussion
The Templeton Foreign Fund delivered double-digit absolute
gains and outperformed its benchmark MSCI ACWI ex USA
Index-NR during the 12 months under review. Value was
the top performing factor style during the period, buoyed
by positive news about COVID-19 vaccines in November
2020, which sparked a rebound in economically-sensitive
stocks that had come under pressure amid pandemic-related
lockdowns. The quality factor was also in favor during the
year, particularly late in the period amid concerns about new
COVID-19 variants and slowing economic data.
Stock selection and an underweighting in the communication
services sector significantly helped relative performance.
Chinese internet search engine Baidu contributed despite
a late selloff sparked by fears of regulatory tightening in
China. Shares rallied in late 2020 due to enthusiasm about
the growth potential of the company’s ancillary businesses,
including autonomous driving and cloud computing.
Shares have since softened following the company’s Hong
Kong initial public offering (IPO) in March 2021 and the
aforementioned regulatory concerns, though our analysis
suggests the firm’s core search and information flow
businesses remain undervalued while its innovative non-core
businesses could represent significant upside potential.
Stock selection in the information technology sector also
contributed to relative results. Significant contributors
included Dutch semiconductor firm NXP Semiconductors
(not part of the index) and South Korean semiconductor
and consumer electronics manufacturer Samsung
Electronics, which both benefited from surging demand
for semiconductors across the industrial value chain.
NXP was particularly boosted by strong demand from the
automobile industry, which resulted in better-than-expected
results, upgraded guidance and the announcement of a
new share buyback program during the period. Samsung’s
management also offered investors positive guidance,
anticipating continued strength in the memory business
attributable to new smartphone launches, broader adoption
of 5G and healthy demand from server and PC companies.
We continue to think highly of Samsung’s diversified revenue base and cash-rich balance sheet, which is being used to
enhance shareholder value through dividends, buybacks
and potentially accretive acquisitions. In our view, the stock remains undervalued for a global technology leader with a
wide range of growth-oriented businesses.
Other relative contributors included stock selection and an
underweighting in the consumer staples sector and stock
selection in the financials and materials sectors.
In financials, South Korean lender KB Financial Group
was a significant contributor. We have been encouraged
by the transition of KB to a shareholder-focused bank and
successful execution of its strategy to improve profitability, capital levels and risk management. Despite trading at a
deep discount to book value, the company has recently
delivered record profits and a near 10% return on tangible
equity while building capital levels well above the regulatory minimum, creating scope for future dividends and buybacks.
We remain constructive on the stock.
In materials, Luxembourg-based global steel-maker
ArcelorMittal boosted performance. Shares rallied on the
combination of supply chain bottlenecks and surging steel
demand. While we recognize ArcelorMittal is a high-beta
industrial cyclical holding that has benefited from a favorable backdrop, the firm has undergone structural improvements
that suggest it may still have additional upside potential.
Valuations are approaching fair value, but do not appear
outright expensive, particularly in light of the firm’s de-risked balance sheet, a newly announced cash return strategy
and a favorable regulatory backdrop and supply situation in
Europe.
Turning to detractors, stock selection and an overweighting
in the health care sector and an underweighting and stock
selection in the consumer discretionary sector hurt relative performance.
Top 10 Holdings
8/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Hitachi Ltd. 3.4%
Industrial Conglomerates, Japan
Samsung Electronics Co. Ltd. 2.8%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 2.6%
Semiconductors & Semiconductor Equipment,
Taiwan
BP plc 2.5%
Oil, Gas & Consumable Fuels, United Kingdom
Alibaba Group Holding Ltd. 2.3%
Internet & Direct Marketing Retail, China
Bayer AG 2.3%
Pharmaceuticals, Germany
Housing Development Finance Corp. Ltd. 2.3%
Thrifts & Mortgage Finance, India
Royal Dutch Shell plc 2.2%
Oil, Gas & Consumable Fuels, Netherlands
CK Hutchison Holdings Ltd. 2.2%
Industrial Conglomerates, United Kingdom
SBM Offshore NV 2.2%
Energy Equipment & Services, Netherlands

Templeton Foreign Fund

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Annual Report
In health care, German pharmaceuticals and chemicals firm
Bayer hurt relative returns. Shares were under pressure
during much of the period as the firm worked to resolve
ongoing litigation relating to a product it acquired when it purchased U.S. crop sciences firm Monsanto in 2018. While
the market remains skeptical about the finality of the complex multi-billion U.S. dollar settlement, liabilities are now capped
(and mostly paid for by the end of 2021) and we believe
the market will begin to look past the issue and refocus on
the underlying business. To that end, Bayer’s crop science
business will likely be the main driver of growth going
forward. As the market leader in this area, with the largest research-and-development budget, numerous upcoming
product launches and one of the leading technology
platforms, we expect the business to deliver growth above
the baseline increase of GDP. Industry consolidation, along
with the decline of arable land and continued growth in
protein consumption (driven by emerging markets) should
all provide continued tailwinds for volumes and pricing. With shares continuing to trade at a substantial discount to our
estimation of fair value on numerous metrics, we remain
constructive on the stock.
In consumer discretionary, relative detractors included
Chinese e-commerce company Alibaba Group Holding and
Netherlands-listed food-delivery firm Just Eat Takeaway.
com. Shares of Just Eat, Europe’s largest food delivery
business, slumped on news of increased competition in its
key German market. As we have long observed, profitability
in the food delivery business is currently masked by growth
investments and irrational pricing behavior from competitive upstarts. However, Just Eat has established clear leadership positions in most of their markets and looks well-positioned to defend its position and take market share from logistics
players with structurally lower levels of profitability. We
have repeatedly witnessed a significant improvement in unit
economics once markets rationalize, and ultimately those
improvements accrue to the market share winner, which
in most cases has been Just Eat. Industry consolidation
and upcoming IPOs should further help rationalize industry
profitability over our investment horizon. Just Eat also has attractive optionality through its growth investments in areas like advertising, subscriptions, business-to-business, cloud kitchens and delivery of non-restaurant add-ons, as well as
the monetization of its Latin American assets.
The Fund’s cash allocation also negatively impacted
performance in a rising market environment. While the
portfolio manager decreased our cash position over the
course of the period, we continue to keep some cash
on hand for downside protection given elevated market
risks as well as a source of dry powder should additional
opportunities emerge.
From a regional standpoint, stock selection among Asian
holdings boosted relative performance, led by China and
South Korea. Stock selection and an overweighting in North
America also contributed. In contrast, stock selection hurt
relative returns in Europe, where strength in the U.K. and
France was offset by weakness in Germany and Belgium.
We remain aware of heightened global political and
economic risks and have sought to prepare for them by
owning what we consider high-quality, defensive stocks
with attractive valuation profiles. Yet we also understand
that current bullish conditions can persist, and that
positive near-term catalysts remain in the form of earnings
upgrades, impending fiscal stimulus, continued share
buybacks, elevated equity inflows and the potential for an
improvement in COVID-19 statistics. For these reasons, we
remain sensibly diversified, with exposures also spanning
cyclical and economically sensitive stocks that we believe
offer valuation support and positive beta to potential future value rallies. The result is a balanced portfolio full of stocks with diverse value drivers whose common characteristic is
material undervaluation relative to our assessment of their
long-term fundamental earnings capability.
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Herbert J. Arnett, Jr.
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
CFA
®
is a trademark owned by CFA Institute

Templeton Foreign Fund

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Annual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Templeton Foreign Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +26.57% +19.65%
5-Year +25.64% +3.49%
10-Year +56.77% +4.01%
Advisor
1-Year +26.88% +26.88%
5-Year +27.18% +4.93%
10-Year +60.81% +4.87%
See page 10 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary

franklintempleton.com
Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/11–8/31/21)
Advisor Class
(9/1/11–8/31/21)

Templeton Foreign Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographical-
ly. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 12/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–8/31/21)
Share Class
Net Investment
Income
A $0.0940
C $0.0332
R $0.0808
R6 $0.1215
Advisor $0.1141
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.19%
Advisor 0.85% 0.94%

Your Fund’s Expenses
Templeton Foreign Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,041.60 $5.47 $1,019.84 $5.41 1.06%
C $1,000 $1,039.10 $9.33 $1,016.05 $9.23 1.82%
R $1,000 $1,041.20 $6.76 $1,018.59 $6.68 1.31%
R6 $1,000 $1,043.70 $3.36 $1,021.92 $3.32 0.65%
Advisor $1,000 $1,042.30 $4.19 $1,021.10 $4.15 0.81%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.22 $6.61 $7.69 $7.81 $6.87
Income from investment operations
a
:
Net investment income
b
......................... 0.18
c
0.10 0.19 0.12 0.11
Net realized and unrealized gains (losses) ........... 1.46 (0.25) (1.09) (0.13) 0.96
Total from investment operations .................... 1.64 (0.15) (0.90) (0.01) 1.07
Less distributions from:
Net investment income .......................... (0.09) (0.24) (0.18) (0.11) (0.13)
Net asset value, end of year ....................... $7.77 $6.22 $6.61 $7.69 $7.81
Total return
d
................................... 26.57% (2.76)% (11.73)% (0.15)% 15.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.19% 1.15% 1.16% 1.21%
Expenses net of waiver and payments by affiliates ....... 1.07% 1.10% 1.08% 1.11%
e
1.21%
e,f
Net investment income ........................... 2.45%
c
1.55% 2.69% 1.54% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $1,990,939 $1,766,365 $2,395,260 $2,929,181 $3,287,394
Portfolio turnover rate ............................ 37.85%
g
42.37%
h
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3h.
h
Excludes the value of portfolio securities received as a result of a subscription in-kind. See Note 10.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.17 $6.54 $7.49 $7.60 $6.69
Income from investment operations
a
:
Net investment income
b
......................... 0.13
c
0.05 0.12 0.06 0.05
Net realized and unrealized gains (losses) ........... 1.43 (0.25) (1.05) (0.12) 0.94
Total from investment operations .................... 1.56 (0.20) (0.93) (0.06) 0.99
Less distributions from:
Net investment income .......................... (0.03) (0.17) (0.02) (0.05) (0.08)
Net asset value, end of year ....................... $7.70 $6.17 $6.54 $7.49 $7.60
Total return
d
................................... 25.55% (3.42)% (12.40)% (0.79)% 14.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.90% 1.94% 1.90% 1.91% 1.96%
Expenses net of waiver and payments by affiliates ....... 1.82% 1.85% 1.83% 1.86%
e
1.96%
e,f
Net investment income ........................... 1.81%
c
0.81% 1.94% 0.79% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $39,083 $54,093 $87,160 $281,640 $346,032
Portfolio turnover rate ............................ 37.85%
g
42.37%
h
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3h.
h
Excludes the value of portfolio securities received as a result of a subscription in-kind. See Note 10.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended August 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.08 $6.47 $7.53 $7.65 $6.73
Income from investment operations
a
:
Net investment income
b
......................... 0.16
c
0.08 0.17 0.10 0.09
Net realized and unrealized gains (losses) ........... 1.42 (0.24) (1.07) (0.12) 0.94
Total from investment operations .................... 1.58 (0.16) (0.90) (0.02) 1.03
Less distributions from:
Net investment income .......................... (0.08) (0.23) (0.16) (0.10) (0.11)
Net asset value, end of year ....................... $7.58 $6.08 $6.47 $7.53 $7.65
Total return .................................... 26.29% (3.03)% (11.96)% (0.32)% 15.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.40% 1.44% 1.40% 1.41% 1.46%
Expenses net of waiver and payments by affiliates ....... 1.32% 1.35% 1.33% 1.36%
d
1.46%
d,e
Net investment income ........................... 2.21%
c
1.33% 2.44% 1.29% 1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $123,744 $109,187 $127,546 $148,638 $153,516
Portfolio turnover rate ............................ 37.85%
f
42.37%
g
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3h.
g
Excludes the value of portfolio securities received as a result of a subscription in-kind. See Note 10.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.12 $6.51 $7.58 $7.70 $6.78
Income from investment operations
a
:
Net investment income
b
......................... 0.21
c
0.12 0.22 0.15 0.16
Net realized and unrealized gains (losses) ........... 1.43 (0.24) (1.08) (0.12) 0.93
Total from investment operations .................... 1.64 (0.12) (0.86) 0.03 1.09
Less distributions from:
Net investment income .......................... (0.12) (0.27) (0.21) (0.15) (0.17)
Net asset value, end of year ....................... $7.64 $6.12 $6.51 $7.58 $7.70
Total return .................................... 27.02% (2.38)% (11.34)% 0.24% 16.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.79% 0.77% 0.73% 0.74%
Expenses net of waiver and payments by affiliates ....... 0.69% 0.70% 0.68% 0.68%
d
0.73%
d
Net investment income ........................... 2.86%
c
1.96% 3.09% 1.97% 2.03%
Supplemental data
Net assets, end of year (000’s) ..................... $531,344 $594,452 $906,474 $1,496,328 $1,757,902
Portfolio turnover rate ............................ 37.85%
e
42.37%
f
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3h.
f
Excludes the value of portfolio securities received as a result of a subscription in-kind. See Note 10.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.12 $6.51 $7.58 $7.70 $6.78
Income from investment operations
a
:
Net investment income
b
......................... 0.20
c
0.11 0.20 0.14 0.13
Net realized and unrealized gains (losses) ........... 1.43 (0.24) (1.07) (0.12) 0.94
Total from investment operations .................... 1.63 (0.13) (0.87) 0.02 1.07
Less distributions from:
Net investment income .......................... (0.11) (0.26) (0.20) (0.14) (0.15)
Net asset value, end of year ....................... $7.64 $6.12 $6.51 $7.58 $7.70
Total return .................................... 26.88% (2.57)% (11.53)% 0.16% 16.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.94% 0.90% 0.91% 0.96%
Expenses net of waiver and payments by affiliates ....... 0.82% 0.85% 0.83% 0.86%
d
0.96%
d,e
Net investment income ........................... 2.80%
c
1.79% 2.94% 1.79% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $620,885 $857,179 $857,482 $1,627,827 $1,717,937
Portfolio turnover rate ............................ 37.85%
f
42.37%
g
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 3h .
g
Excludes the value of portfolio securities received as a result of a subscription in-kind. See Note 10.

Templeton Funds
Statement of Investments, August 31, 2021
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry Shares a Value
a
Common Stocks 97.1%
Australia 0.5%
Downer EDI Ltd. ................. Commercial Services & Supplies 3,753,052 $ 17,746,546
Belgium 0.4%
a
Galapagos NV .................. Biotechnology 204,890 12,118,747
a
Brazil 2.0%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,449,919 65,363,034
Canada 0.8%
Cenovus Energy, Inc. ............. Oil, Gas & Consumable Fuels 3,079,986 25,566,838
China 7.7%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 3,672,870 76,907,907
a
Baidu, Inc., ADR ................. Interactive Media & Services 148,719 23,351,857
China Overseas Land & Investment Ltd. Real Estate Management & Development 11,716,250 26,990,407
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 25,225,374
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 290,453 62,485,154
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 41,084,300 21,768,998
Sinopharm Group Co. Ltd., H ....... Health Care Providers & Services 7,030,179 18,092,095
254,821,792
France 2.1%
Dassault Aviation SA .............. Aerospace & Defense 28,250 31,891,852
Valeo ......................... Auto Components 1,349,499 38,516,530
70,408,382
Germany 9.8%
Bayer AG ...................... Pharmaceuticals 1,364,167 75,886,583
Bayerische Motoren Werke AG ...... Automobiles 498,707 47,334,640
a
Continental AG .................. Auto Components 285,549 38,372,639
b
Covestro AG, 144A, Reg S ......... Chemicals 661,935 42,896,539
E.ON SE ....................... Multi-Utilities 4,914,866 64,841,857
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 714,769 54,956,233
324,288,491
Hong Kong 4.5%
AIA Group Ltd. .................. Insurance 5,316,653 63,484,294
CK Asset Holdings Ltd. ............ Real Estate Management & Development 9,515,056 61,962,534
Swire Pacific Ltd., A .............. Real Estate Management & Development 3,599,862 24,370,308
149,817,136
India 2.3%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 1,952,237 74,625,291
Japan 20.2%
Elecom Co. Ltd. ................. Technology Hardware, Storage & Peripherals 137,600 2,226,229
Hitachi Ltd. ..................... Industrial Conglomerates 2,023,179 111,814,059
Honda Motor Co. Ltd. ............. Automobiles 2,116,405 64,056,473
Isuzu Motors Ltd. ................ Automobiles 4,589,756 58,020,348
Kirin Holdings Co. Ltd. ............ Beverages 1,133,673 20,538,473
Komatsu Ltd. ................... Machinery 1,565,667 38,081,278
Seria Co. Ltd. ................... Multiline Retail 895,267 32,668,213
Sony Group Corp. ................ Household Durables 493,994 51,076,698
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,589,983 60,929,709
Sumitomo Mitsui Financial Group, Inc. . Banks 1,531,623 52,865,075
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,456,839 48,217,955
Taisei Corp. .................... Construction & Engineering 1,354,100 42,363,853

Templeton Funds
Statement of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,477,680 $ 49,185,339
TBS Holdings, Inc. ............... Media 922,768 13,505,027
Toyota Industries Corp. ............ Auto Components 255,924 21,607,821
667,156,550
Luxembourg 1.2%
ArcelorMittal SA ................. Metals & Mining 1,232,026 41,320,375
Netherlands 6.4%
EXOR NV ...................... Diversified Financial Services 275,543 22,988,529
ING Groep NV .................. Banks 3,112,298 42,930,403
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 3,694,267 72,697,014
SBM Offshore NV ................ Energy Equipment & Services 3,949,574 71,877,046
210,492,992
Norway 1.1%
Equinor ASA .................... Oil, Gas & Consumable Fuels 1,658,302 35,144,066
Portugal 0.5%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 1,492,245 15,263,395
South Korea 6.5%
KB Financial Group, Inc. ........... Banks 1,474,406 67,108,153
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,421,831 93,919,012
Shinhan Financial Group Co. Ltd. .... Banks 1,659,811 55,325,115
216,352,280
Spain 1.1%
a
Amadeus IT Group SA ............ IT Services 438,067 26,755,059
a,c
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,170,272 11,258,971
38,014,030
Switzerland 1.6%
Roche Holding AG ............... Pharmaceuticals 128,083 51,429,583
Taiwan 2.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,876,044 85,211,046
Thailand 0.9%
Kasikornbank PCL ............... Banks 8,167,437 31,062,260
United Kingdom 17.5%
AstraZeneca plc ................. Pharmaceuticals 344,588 40,298,773
BAE Systems plc ................ Aerospace & Defense 6,645,848 51,923,374
BP plc ......................... Oil, Gas & Consumable Fuels 19,926,930 81,071,581
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 9,929,086 72,383,663
Imperial Brands plc ............... Tobacco 2,864,846 60,756,449
a
Informa plc ..................... Media 3,963,053 28,963,267
a
International Consolidated Airlines
Group SA ..................... Airlines 13,368,864 29,312,251
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 672,415 60,922,508
Prudential plc ................... Insurance 2,357,881 49,127,355
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 24,666,395 38,900,872
Standard Chartered plc ............ Banks 10,272,965 64,065,947
577,726,040

Templeton Funds
Statement of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a Industry Shares a Value
a
Common Stocks
(continued)
United States 7.4%
a
Array Technologies, Inc. ........... Electrical Equipment 1,491,850 $ 28,449,579
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 175,413 50,127,773
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 19,064 43,840,909
a
DXC Technology Co. .............. IT Services 1,529,110 56,148,919
H&R Block, Inc. .................. Diversified Consumer Services 1,317,343 33,789,848
ManpowerGroup , Inc. ............. Professional Services 273,659 33,227,676
245,584,704
Total Common Stocks (Cost $2,708,962,931) ....................................
3,209,513,578
Short Term Investments 3.2%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.2%
Canada 2.6%
National Bank of Canada, 0.05%,
9/01/21 ...................... 25,000,000 25,000,000
Royal Bank of Canada, 0.03%, 9/01/21 60,800,000 60,800,000
85,800,000
France 0.6%
Credit Agricole Corporate and
Investment Bank SA, 0.05%, 9/01/21 20,000,000 20,000,000
Total Time Deposits (Cost $105,800,000) .......................................
105,800,000
a a a a a
Total Short Term Investments (Cost $105,800,000 ) ...............................
105,800,000
a a a
Total Investments (Cost $2,814,762,931) 100.3% ................................
$3,315,313,578
Other Assets, less Liabilities (0.3)% ...........................................
(9,318,441)
Net Assets 100.0% ...........................................................
$3,305,995,137
a a a
See Abbreviations on page 34.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $103,819,047, representing 3.1% of net assets.
c
A portion or all of the security is on loan at August 31, 2021. See Note 1(d).

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Foreign Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,814,762,931
Value - Unaffiliated issuers (Includes securities loaned of $395,743) ................................... $3,315,313,578
Cash .................................................................................... 72,872
Receivables:
Investment securities sold ................................................................... 3,086,534
Capital shares sold ........................................................................ 2,331,057
Dividends and interest ..................................................................... 12,785,865
European Union tax reclaims (Note 1 e ) ......................................................... 1,764,712
Other assets .............................................................................. 4,861,061
Total assets .......................................................................... 3,340,215,679
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,452,712
Capital shares redeemed ................................................................... 2,906,412
Management fees ......................................................................... 1,625,372
Distribution fees .......................................................................... 512,097
Transfer agent fees ........................................................................ 1,207,447
IRS closing agreement fees for European Union tax reclaims (Note 1 e ) ................................. 20,739,069
Deferred tax ............................................................................... 2,803,665
Accrued expenses and other liabilities ........................................................... 973,768
Total liabilities ......................................................................... 34,220,542
Net assets, at value ................................................................. $3,305,995,137
Net assets consist of:
Paid-in capital ............................................................................. $3,273,050,245
Total distributable earnings (losses) ............................................................. 32,944,892
Net assets, at value ................................................................. $3,305,995,137

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Templeton
Foreign Fund
Class A:
Net assets, at value ....................................................................... $1,990,939,321
Shares outstanding ........................................................................ 256,396,170
Net asset value per share
a
.................................................................. $7.77
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $8.22
Class C:
Net assets, at value ....................................................................... $39,082,542
Shares outstanding ........................................................................ 5,074,773
Net asset value and maximum offering price per share
a
............................................. $7.70
Class R:
Net assets, at value ....................................................................... $123,744,165
Shares outstanding ........................................................................ 16,315,778
Net asset value and maximum offering price per share ............................................. $7.58
Class R6:
Net assets, at value ....................................................................... $531,344,416
Shares outstanding ........................................................................ 69,590,642
Net asset value and maximum offering price per share ............................................. $7.64
Advisor Class:
Net assets, at value ....................................................................... $620,884,693
Shares outstanding ........................................................................ 81,301,819
Net asset value and maximum offering price per share ............................................. $7.64
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton
Foreign Fund
Investment income:
Dividends: (net of foreign taxes of $9,397,254)
Unaffiliated issuers ........................................................................ $83,417,602
Interest:
Unaffiliated issuers ........................................................................ 52,638
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 88,558
Non-controlled affiliates (Note 3 f ) ............................................................. 251
Other income (Note 1e ) ...................................................................... 64,941,095
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 e ) .............................. (20,739,069)
Total investment income ................................................................... 127,761,075
Expenses:
Management fees (Note 3 a ) ................................................................... 24,954,455
Distribution fees: (Note 3c )
    Class A ................................................................................ 4,902,175
    Class C ................................................................................ 521,943
    Class R ................................................................................ 603,944
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,278,745
    Class C ................................................................................ 87,319
    Class R ................................................................................ 202,674
    Class R6 ............................................................................... 291,468
    Advisor Class ............................................................................ 1,541,188
Custodian fees ............................................................................ 360,615
Reports to shareholders ...................................................................... 422,127
Registration and filing fees .................................................................... 121,201
Professional fees ........................................................................... 206,534
Trustees' fees and expenses .................................................................. 246,264
Other .................................................................................... 155,941
Total expenses ......................................................................... 37,896,593
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (3,076,331)
Net expenses ......................................................................... 34,820,262
Net investment income ................................................................ 92,940,813
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $41,432)
Unaffiliated issuers ...................................................................... 338,100,492
Written options ........................................................................... 146,721
Foreign currency transactions ................................................................ (520,880)
Net realized gain (loss) .................................................................. 337,726,333
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 404,030,515
Translation of other assets and liabilities denominated in foreign currencies .............................. (3,456,323)
Change in deferred taxes on unrealized appreciation ............................................... (2,354,739)
Net change in unrealized appreciation (depreciation) ............................................ 398,219,453
Net realized and unrealized gain (loss) ............................................................ 735,945,786
Net increase (decrease) in net assets resulting from operations .......................................... $828,886,599

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Templeton Foreign Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $92,940,813 $63,838,421
Net realized gain (loss) ................................................. 337,726,333 (499,686,561)
Net change in unrealized appreciation (depreciation) ........................... 398,219,453 353,612,661
Net increase (decrease) in net assets resulting from operations ................ 828,886,599 (82,235,479)
Distributions to shareholders:
Class A ............................................................. (25,789,554) (79,858,470)
Class C ............................................................. (254,786) (1,948,865)
Class R ............................................................. (1,399,512) (4,201,944)
Class R6 ............................................................ (9,135,018) (35,631,273)
Advisor Class ........................................................ (14,872,436) (28,374,973)
Total distributions to shareholders .......................................... (51,451,306) (150,015,525)
Capital share transactions: (Note 2 )
Class A ............................................................. (197,236,237) (507,216,275)
Class C ............................................................. (27,080,860) (29,035,746)
Class R ............................................................. (11,727,543) (11,200,337)
Class R6 ............................................................ (176,375,993) (247,767,572)
Advisor Class ........................................................ (440,296,554) 34,825,853
Total capital share transactions ............................................ (852,717,187) (760,394,077)
Net increase (decrease) in net assets ................................... (75,281,894) (992,645,081)
Net assets:
Beginning of year ....................................................... 3,381,277,031 4,373,922,112
End of year ........................................................... $3,305,995,137 $3,381,277,031

Templeton Funds
Notes to Financial Statements
Templeton Foreign Fund
24
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Annual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Foreign Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Effective August 2, 2021, Class
C shares automatically convert to Class A shares after
they have been held for 8 years. Prior to August 2, 2021,
Class C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing services may be
used to adjust the value of the Fund’s portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Templeton Funds
Notes to Financial Statements
25
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Annual Report
Templeton Foreign Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 8 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements
26
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Annual Report
Templeton Foreign Fund
(continued)
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $472,163 in
U.S. Government and Agency securities as collateral. These
securities received as collateral are held in segregated
accounts with the Fund’s custodian. The Fund cannot
repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns. In the event that EU reclaims received by the Fund
during a fiscal year exceed foreign withholding taxes paid
by the Fund, and the Fund previously passed through to
its shareholders foreign taxes incurred by the Fund to be
used as a credit or deduction on a shareholder’s income
tax return, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
During the fiscal year ended August 31, 2021, the Fund
received EU reclaims in excess of the foreign taxes paid
during the year. The Fund determined to enter into a closing agreement with the IRS and recorded the estimated fees
as a reduction to income, as reflected in the Statement of
Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements
27
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Annual Report
Templeton Foreign Fund
(continued)
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 28,785,548 $209,553,273 69,357,092 $423,459,874
Shares issued in reinvestment of distributions .......... 3,171,878 22,520,330 10,008,404 72,260,672
Shares redeemed ............................... (59,457,247) (429,309,840) (157,643,462) (1,002,936,821)
Net increase (decrease) .......................... (27,499,821) $(197,236,237) (78,277,966) $(507,216,275)
Class C Shares:
Shares sold ................................... 641,829 $4,680,418 1,009,042 $6,191,651
Shares issued in reinvestment of distributions .......... 35,520 251,483 254,680 1,833,698
Shares redeemed
a
.............................. (4,376,336) (32,012,761) (5,809,614) (37,061,095)
Net increase (decrease) .......................... (3,698,987) $(27,080,860) (4,545,892) $(29,035,746)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements
28
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Annual Report
Templeton Foreign Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 2,527,401 $18,072,742 3,392,420 $20,676,976
Shares issued in reinvestment of distributions .......... 200,428 1,392,973 582,573 4,118,799
Shares redeemed ............................... (4,363,676) (31,193,258) (5,730,365) (35,996,112)
Net increase (decrease) .......................... (1,635,847) $(11,727,543) (1,755,372) $(11,200,337)
Class R6 Shares:
Shares sold ................................... 22,666,025 $167,068,991 26,657,151 $166,908,516
Shares sold in-kind (Note 10) ...................... — — 4,415,123 25,960,926
Shares issued in reinvestment of distributions .......... 1,210,174 8,422,812 4,730,244 33,490,128
Shares redeemed ............................... (51,442,655) (351,867,796) (77,893,716) (474,127,142)
Net increase (decrease) .......................... (27,566,456) $(176,375,993) (42,091,198) $(247,767,572)
Advisor Class Shares:
Shares sold ................................... 29,013,447 $207,655,897 73,215,449 $446,263,258
Shares issued in reinvestment of distributions .......... 2,047,132 14,268,511 3,669,165 26,051,069
Shares redeemed in-kind (Note 3h ) .................. (48,183,921) (363,822,338) — —
Shares redeemed ............................... (41,534,758) (298,398,624) (68,556,435) (437,488,474)
Net increase (decrease) .......................... (58,658,100) $(440,296,554) 8,328,179 $34,825,853
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements
29
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Annual Report
Templeton Foreign Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2021, the gross effective investment management fee rate was 0.694% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $124,998
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements
30
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Annual Report
Templeton Foreign Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2021, the Fund paid transfer agent fees of $5,401,394, of which $1,978,689 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Global Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, based on the average net assets of each class until December 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to January 1, 2021, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
0.70% based on the average net assets of the class.
CDSC retained .............................................................................. $9,631
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $— $117,241,213 $(117,241,213) $ — $ — $— — $251
Total Affiliated Securities .... $— $117,241,213 $(117,241,213) $— $— $— $251
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Funds
Notes to Financial Statements
31
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Annual Report
Templeton Foreign Fund
(continued)
Investor Services has contractually agreed in advance to its fees so that the Class R6 transfer agent fees do not exceed
0.03% based on the average net assets of the class until December 31, 2021.
h. Other Affiliated Transactions
During the year August 31, 2021, CollegeInvest (Colorado 529 Plans), an affiliated shareholder of the Fund, fully redeemed out of the Fund. As a result, on July 16, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Colorado 529 Plans, which included $32,278,642 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2021, the capital loss carryforwards were as follows:
During the year ended August 31, 2021 the Fund utilized $272,848,371 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2021 and 2020, was as follows:
At August 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, wash sales, passive foreign investment company shares and gains realized on in-kind shareholder redemptions.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $525,755,254
2021 2020
Distributions paid from:
Ordinary income .......................................................... $51,451,306 $150,015,525
Cost of investments .......................................................................... $2,844,366,690
Unrealized appreciation ........................................................................ $721,933,921
Unrealized depreciation ........................................................................ (250,987,033)
Net unrealized appreciation (depreciation) .......................................................... $470,946,888
Distributable earnings:
Undistributed ordinary income ................................................................... $88,054,724
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Funds
Notes to Financial Statements
32
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Annual Report
Templeton Foreign Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended August 31,
2021, aggregated $1,243,539,167, and $1,483,763,449, respectively. Sales of investments excludes in-kind transactions of
$303,428,350.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
For the year ended August 31, 2021 , the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended August 31, 2021, the average month end notional amount of options represented 10,962 shares.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Foreign Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $146,721 Written options $—
Total ....................... $146,721 $–

Templeton Funds
Notes to Financial Statements
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Templeton Foreign Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2021, the Fund did not use the
Global Credit Facility.
10. Subscription In-Kind
On June 19, 2020, certain shareholders purchased Class R6 shares of Templeton Foreign Fund. The portfolio securities were received primarily by means of a subscription in-kind in exchange for shares of the Fund. Portfolio securities were transferred as detailed below:
*This amount includes cash of $6,339,296 associated with the subscription in-kind.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Value Type
$25,960,926* Subscription in-kind
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 17,746,546 $ — $ 17,746,546
Belgium ............................. — 12,118,747 — 12,118,747
Brazil ............................... 65,363,034 — — 65,363,034
Canada ............................. 25,566,838 — — 25,566,838
China ............................... 85,837,011 168,984,781 — 254,821,792
France .............................. — 70,408,382 — 70,408,382
Germany ............................ — 324,288,491 — 324,288,491
Hong Kong ........................... — 149,817,136 — 149,817,136
India ................................ — 74,625,291 — 74,625,291
Japan ............................... — 667,156,550 — 667,156,550
Luxembourg .......................... — 41,320,375 — 41,320,375
Netherlands .......................... — 210,492,992 — 210,492,992
9. Credit Facility
(continued)

Templeton Funds
Notes to Financial Statements
34
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Annual Report
Templeton Foreign Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Norway .............................. $ — $ 35,144,066 $ — $ 35,144,066
Portugal ............................. — 15,263,395 — 15,263,395
South Korea .......................... — 216,352,280 — 216,352,280
Spain ............................... — 38,014,030 — 38,014,030
Switzerland ........................... — 51,429,583 — 51,429,583
Taiwan .............................. — 85,211,046 — 85,211,046
Thailand ............................. — 31,062,260 — 31,062,260
United Kingdom ....................... — 577,726,040 — 577,726,040
United States ......................... 245,584,704 — — 245,584,704
Short Term Investments ................... — 105,800,000 — 105,800,000
Total Investments in Securities ........... $422,351,587 $2,892,961,991
a
$— $3,315,313,578
a
Includes foreign securities valued at $2,787,161,991, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
11. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm
35
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Annual Report
To the Board of Trustees and Shareholders of Templeton Foreign Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Foreign Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2021 and the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)
36
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Annual Report
Templeton Foreign Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of this amount on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2021:
Pursuant to: Amount
Dividends Received Deduction (DRD) §854(b)(1)(A) $2,723,967
Qualified Dividend Income (QDI) §854(b)(1)(B) $79,543,431

Templeton Funds
Board Members and Officers
37
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 122 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds
39
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 29 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds
40
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Funds
41
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Ryan R. Wheeler (1985) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 15 of the investment companies in Franklin Templeton; and formerly , Director, Senior
Manager and Manager PricewaterhouseCoopers, LLC (2014-January 2021)
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information
42
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Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Funds
Shareholder Information
43
franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

104 A 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Foreign Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

1
Annual Report
ANNUAL REPORT
Templeton International Climate Change Fund
This annual report for Templeton International Climate
Change Fund covers the fiscal year ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks total return over the longer term. Under
normal market conditions, the Fund invests at least 80%
of its net assets in “non-U.S. securities,” as defined in the prospectus. These securities are predominantly equity
securities of companies located outside the U.S., including
developing markets. Under normal market conditions,
the Fund invests predominantly in companies that we
determined to exhibit superior practices in identifying,
adapting and providing solutions to the consequences
of climate change (i.e., companies that, based on our
fundamental analysis and research, are able to successfully
transition to a lower carbon economy).
Performance Overview
The Fund’s Advisor Class shares posted a +37.89%
cumulative total return for the 12 months under review.
In comparison, the Fund’s new benchmark, the MSCI All
Country World Index (ACWI) ex USA Index-NR, which
measures stock performance in global developed and
emerging markets excluding the U.S., posted a +24.87%
cumulative total return, while the Fund’s former benchmark,
the MSCI ACWI ex USA Index, posted a +25.37% cumulative
total return.
1
The MSCI ACWI ex USA Index-NR replaced
the MSCI ACWI ex USA Index as the Fund’s benchmark
because the investment manager believes the MSCI ACWI
ex USA Index-NR provides a more consistent basis for
comparison relative to the Fund’s peers. Please note index
performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +28.64% total
return for the 12 months ended August 31, 2021.
1
Global
equities benefited from monetary and fiscal stimulus
measures, easing novel coronavirus (COVID-19) pandemic
restrictions in certain regions and the development of
treatments and vaccines. Geopolitical tensions and rising
infection rates in the fall of 2020 reduced stock prices, but the implementation of vaccination programs and additional
fiscal stimulus measures led many equity markets to reach
new price highs during the rest of the period. However, the
Chinese government’s imposition of additional restrictions
on some businesses pressured Asian and global emerging
market stocks late in the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures, vaccine
development and the beginning of vaccination programs.
As economic conditions improved, gross domestic product
(GDP) rebounded at a record annualized pace in 2020’s
third quarter. Although GDP growth was less robust in the
three subsequent quarters, the lifting of many COVID-19
restrictions and strong consumer spending continued to
support the economy. A rebound in corporate earnings and
the U.S. Senate’s passage of a bipartisan infrastructure
bill further bolstered investor sentiment. The U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25% and continued its program of
open-ended U.S. Treasury and mortgage bond purchases
to help keep markets functioning. In his Jackson Hole
Economic Policy Symposium speech in August 2021, Fed
Chair Jerome Powell hinted that, if employment and price
conditions progressed as expected, the Fed would begin
reducing its bond purchases later in 2021; however, such
Geographic Composition
8/31/21
% of Total
Net Assets
Europe 72.7%
Asia 22.8%
North America 2.2%
Short-Term Investments & Other Net Assets 2.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
10
.

Templeton International Climate Change Fund
2
Annual Report
reduction would not be intended as a signal for the beginning of interest-rate increases. He also indicated that the Fed
viewed inflation as partially transitory, and that further
employment progress was needed before the Fed would
consider raising the range for the federal funds target rate.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth rebounded in 2020’s
third quarter but slightly contracted over the subsequent
two quarters, before returning to growth in 2021’s second
quarter. GDP growth rates were mostly sluggish among
the region’s largest economies amid renewed lockdowns,
delays in COVID-19 vaccine distribution and weak consumer
spending. Nevertheless, the fastest rate of business activity growth in more than a decade helped European developed
market equities, as measured by the MSCI Europe Index-
NR, to post a +29.18% total return for the 12 months under
review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +18.42% total return for the 12-month period.
1
China’s
economic recovery helped the region rebound, although the
country’s quarter-over-quarter GDP growth in 2021’s first and second quarters was slower than 2020’s last two quarters,
pressured by higher commodity prices. Asian equity markets
experienced heightened volatility toward period-end due
to inflation concerns and rising COVID-19 infection rates
in some countries. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, led some foreign
investors to shift capital away from China.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +21.12% total return
for the 12 months under review.
1
Generally improving
economic activity, increasing oil prices and U.S. dollar
weakness supported global emerging market equities.
During the latter part of the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and higher inflation amid rising commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach to select
attractively valued companies preparing for a transition to
a lower carbon economy and that meet our climate change
criteria. We focus on the market price of the company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. Our
analysis includes an assessment of the potential impacts of
material environmental, social and governance (ESG) factors
on the long-term risk and return profile of a company. We
also consider a company’s price/earnings ratio, price/cash
flow ratio, profit margins and liquidation value.
Manager’s Discussion
During the 12 months under review, the Fund significantly
outperformed its benchmark, the MSCI ACWI ex USA Index-
NR, driven primarily by stock selection and overweightings
in the industrials, information technology and materials
sectors. At the stock level, Netherlands-based Arcadis, one
of the world’s largest design, engineering and consultancy
firms, was the top relative contributor. The company focuses on sustainability and benefits from the growing demand
for environmental and water-related projects, particularly
in the U.S. Despite facing unique challenges across end-
markets during the period, Arcadis reported robust organic
sales growth, with its core engineering business significantly outperforming many peers.
Across all sectors, our approach is to identify and invest
in companies we believe are successfully managing their
own environmental footprint, while providing the necessary
materials for the transition to cleaner energy. Netherlands-
based lighting products firm Signify, which produces light-
emitting diode (LED) lighting systems, is a strong example
of our approach. LED and smart lighting solutions reduce
energy usage, and Signify was the world’s only major
industrials company to have achieved carbon neutrality in
2020. The firm has also substantially reduced its landfill
waste and fostered a strong culture of broader stakeholder
awareness. Its LED business is growing steadily (offsetting
the annual decline in conventional lighting), and an improved mix shift and strong execution have driven the company’s
Top 10 Industries
8/31/21
% of Total
Net Assets
a
Electrical Equipment 19.4%
Semiconductors & Semiconductor Equipment 11.7%
Multi-Utilities 7.9%
Pharmaceuticals 7.1%
Independent Power and Renewable Electricity
Producers 6.2%
Food Products 5.4%
Chemicals 5.1%
Banks 4.4%
Automobiles 4.1%
Building Products 4.1%

Templeton International Climate Change Fund
3
Annual Report
profit margin expansion above analyst expectations. Looking
at the longer term, we continue to like the stock given
the company’s steady growth trajectory and undeniable
environmental credentials.
We are overweight the materials sector and see the higher
usage of certain commodities as part of the necessary shift
toward a net-zero economy. Maintaining high environmental
standards in such industries is challenging and something
we often discuss with company management. Belgium-
based Umicore, which provides electric vehicle (EV) battery
cathode materials and catalysts as well as metal and EV
battery recycling, was the materials sector’s top relative
contributor for the period. The company is a play on our
sustainable transportation theme and benefited from strong
demand and earnings. EV adoption is in its infancy, and
we believe Umicore is set to benefit from this sustainable,
secular growth opportunity. The long-term upside comes
from the enormous and sustained growth from the
production of cathode materials, changes in auto emission
regulations and recycling of EV battery materials.
In contrast, an underweighting in the financials sector
detracted from the Fund’s relative performance during the
12-month period. While some banks are shifting lending
practices to focus more on sustainable projects, their
environmental impact is relatively limited and we expect to
remain underweight financials.
At the stock level, France-based Valeo, a global auto
components supplier and a play on our sustainable
transportation theme, was the period’s top stock detractor
from relative performance. We believe Valeo can benefit
from major shifts in powertrain technologies as the industry transitions from internal combustion engines (ICE) to
battery electric vehicles (BEVs). Valeo supplies a majority of
BEV powertrain products, which require significantly more
supplier content than the ICE equivalent. In the short term, concerns over Valeo’s ICE exposure, destocking by original
equipment manufacturers and supply chain disruptions have
caused most European auto component suppliers, such as
Valeo, to underperform—despite being well-prepared for the
EV transition.
French pharmaceuticals firm Sanofi was another significant
relative detractor for the period, with shares underperforming the index after the company experienced a major setback
in its work to produce a COVID-19 vaccine. Looking at the
longer term, the company’s carbon intensity is significantly below the market overall and well below its industry average, with a 2025 carbon neutrality target. Sanofi also recycles a majority of its waste with a goal to substantially reduce waste by 2030. We believe Sanofi should enjoy tailwinds from the
non-pharmaceutical businesses in the near term, as growth
in vaccines and consumer health care help to offset a high
proportion of sales coming from off-patent drugs. A strong
balance sheet and diversified exposure also offer attractive defensive characteristics.
Regionally, stock selection and an overweighting in Europe
contributed to the Fund’s relative performance for the period.
In Asia, holdings in India, Taiwan and Singapore detracted
from relative results.
Top 10 Holdings
8/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Prysmian SpA 5.1%
Electrical Equipment, Italy
E.ON SE 4.9%
Multi-Utilities, Germany
Danone SA 4.5%
Food Products, France
STMicroelectronics NV 4.4%
Semiconductors & Semiconductor Equipment,
Switzerland
ING Groep NV 4.3%
Banks, Netherlands
Vestas Wind Systems A/S 4.2%
Electrical Equipment, Denmark
Cie de Saint-Gobain 4.1%
Building Products, France
Infineon Technologies AG 4.0%
Semiconductors & Semiconductor Equipment,
Germany
Signify NV 3.9%
Electrical Equipment, Netherlands
Azure Power Global Ltd. 3.4%
Independent Power and Renewable Electricity
Producers, India
Top 10 Countries
8/31/21
a
% of Total
Net Assets
a a
France 18.4%
Germany 11.9%
Netherlands 11.4%
Japan 8.9%
India 7.1%
Denmark 6.6%
Spain 6.6%
Italy 6.2%
Switzerland 4.4%
United Kingdom 4.2%

Templeton International Climate Change Fund
4
Annual Report
Maarten Bloemen
Craig Cameron, CFA
Tina Sadler, CFA
Herbert J. Arnett, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2021
Templeton International Climate Change Fund
5
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. Advisor Class shares are offered without sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +37.89% +37.89%
3-Year +59.07% +16.73%
Since Inception (6/1/18) +53.34% +14.06%
See page 7 for Performance Summary footnotes.

Templeton International Climate Change Fund
Performance Summary
6
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
6/1/18–8/31/21

Templeton International Climate Change Fund
Performance Summary
7
Annual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographical-
ly. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 12/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–8/31/21)
Net Investment
Income
$0.0858
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.98% 6.49%

Your Fund’s Expenses
Templeton International Climate Change Fund
8
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.
50
). In this
illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,100.50 $5.13 $1,020.32 $4.93 0.97%

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended August 31, Year Ended
August 31,
2018
a
2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.71 $8.91 $9.64 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.10 0.07 0.27 0.04
Net realized and unrealized gains (losses) ........................ 3.96 2.03 (0.93) (0.40)
Total from investment operations ................................. 4.06 2.10 (0.66) (0.36)
Less distributions from:
Net investment income ....................................... (0.09) (0.30) (0.05) —
Net realized gains .......................................... — — (0.02) —
Total distributions ............................................ (0.09) (0.30) (0.07) —
Net asset value, end of year .................................... $14.68 $10.71 $8.91 $9.64
Total return
d
................................................ 37.89% 23.70% (6.75)% (3.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 8.16% 6.48% 9.65% 13.30%
Expenses net of waiver and payments by affiliates .................... 0.97%
f
0.97% 0.97% 0.97%
Net investment income ........................................ 0.80% 0.74% 2.94% 1.51%
Supplemental data
Net assets, end of year (000’s) .................................. $2,935 $2,142 $1,783 $1,929
Portfolio turnover rate ......................................... 53.37% 39.99% 9.55% 7.95%
a
For the period June 1, 2018 (commencement of operations) to August 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Statement of Investments, August 31, 2021
Templeton International Climate Change Fund
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a Industry Shares a Value
a
Common Stocks 97.7%
Belgium 2.9%
Umicore SA .................... Chemicals 1,313 $ 86,394
Denmark 6.6%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 439 69,791
Vestas Wind Systems A/S .......... Electrical Equipment 3,068 123,869
193,660
France 18.4%
Air Liquide SA ................... Chemicals 351 62,912
Cie de Saint-Gobain .............. Building Products 1,646 119,319
Danone SA ..................... Food Products 1,806 131,879
Sanofi ......................... Pharmaceuticals 647 67,051
Valeo ......................... Auto Components 2,437 69,555
Veolia Environnement SA .......... Multi-Utilities 2,562 87,917
538,633
Germany 11.9%
E.ON SE ....................... Multi-Utilities 10,970 144,728
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,754 117,254
Siemens AG .................... Industrial Conglomerates 524 86,925
348,907
Hong Kong 0.7%
b
Cadeler A/S .................... Construction & Engineering 5,608 21,302
b
India 7.1%
b
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 4,500 101,070
Kaveri Seed Co. Ltd. .............. Food Products 3,219 25,471
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 218,430 80,632
207,173
Italy 6.2%
Danieli & C Officine Meccaniche SpA . Machinery 1,610 30,605
Prysmian SpA ................... Electrical Equipment 3,991 150,255
180,860
Japan 8.9%
Honda Motor Co. Ltd. ............. Automobiles 1,400 42,374
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 2,300 88,138
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,591 52,957
Toyota Motor Corp. ............... Automobiles 900 78,384
261,853
Netherlands 11.4%
Arcadis NV ..................... Construction & Engineering 1,873 92,738
ING Groep NV .................. Banks 9,253 127,634
a
Signify NV, 144A, Reg S ........... Electrical Equipment 2,045 114,562
334,934
South Korea 2.9%
Samsung Electronics UK Ltd., GDR .. Diversified Financial Services 23 37,553
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 71 48,419
85,972

Templeton Funds
Statement of Investments
Templeton International Climate Change Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
11
See Abbreviations on page 22 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Spain 6.6%
a
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 624 $ 50,603
Red Electrica Corp. SA ............ Electric Utilities 1,412 28,159
b
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 2,062 61,139
b
Soltec Power Holdings SA .......... Electrical Equipment 6,508 53,135
193,036
Switzerland 4.5%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,929 130,472
Taiwan 3.2%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 800 95,208
United Kingdom 4.2%
AstraZeneca plc ................. Pharmaceuticals 756 88,412
DS Smith plc .................... Containers & Packaging 5,629 34,254
122,666
United States 2.2%
Schneider Electric SE ............. Electrical Equipment 366 65,389
Total Common Stocks (Cost $2,045,794) .......................................
2,866,459
Short Term Investments 5.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.4%
United States 5.4%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 158,272 158,272
Total Money Market Funds (Cost $158,272) .....................................
158,272
a a a a a
Total Short Term Investments (Cost $158,272 ) ..................................
158,272
a a a
Total Investments (Cost $2,204,066) 103.1% ....................................
$3,024,731
Other Assets, less Liabilities (3.1)% ...........................................
(89,469)
Net Assets 100.0% ...........................................................
$2,935,262
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $234,956, representing 8.0% of net assets.
b
Non-income producing.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
International
Climate Change
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,045,794
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 158,272
Value - Unaffiliated issuers .................................................................. $2,866,459
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 158,272
Cash .................................................................................... 183
Foreign currency, at value (cost $2,012) .......................................................... 2,012
Receivables:
Investment securities sold ................................................................... 2,448
Dividends ............................................................................... 2,663
Affiliates ................................................................................ 14,626
Total assets .......................................................................... 3,046,663
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,711
Professional fees ......................................................................... 73,680
Pricing fees ............................................................................. 14,845
Deferred tax ............................................................................... 1,760
Accrued expenses and other liabilities ........................................................... 5,405
Total liabilities ......................................................................... 111,401
Net assets, at value ................................................................. $2,935,262
Net assets consist of:
Paid-in capital ............................................................................. $1,990,852
Total distributable earnings (losses) ............................................................. 944,410
Net assets, at value ................................................................. $2,935,262
Shares outstanding ......................................................................... 200,000
Net asset value and maximum offering price per share ............................................... $14.68

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
13
Templeton
International
Climate Change
Fund
Investment income:
Dividends: (net of foreign taxes of $9,413)
Unaffiliated issuers ........................................................................ $46,543
Non-controlled affiliates (Note 3 e ) ............................................................. 5
Total investment income ................................................................... 46,548
Expenses:
Management fees (Note 3 a ) ................................................................... 18,583
Transfer agent fees (Note 3 d ) .................................................................. 660
Custodian fees (Note 4 ) ...................................................................... 1,041
Reports to shareholders ...................................................................... 7,330
Registration and filing fees .................................................................... 3,285
Professional fees ........................................................................... 160,441
Trustees' fees and expenses .................................................................. 1,297
Pricing fees ............................................................................... 16,591
Other .................................................................................... 6,041
Total expenses ......................................................................... 215,269
Expense reductions (Note 4 ) ............................................................... (127)
Expenses waived/paid by affiliates (Note 3f) .................................................... (189,584)
Net expenses ......................................................................... 25,558
Net investment income ................................................................ 20,990
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $226)
Unaffiliated issuers ...................................................................... 335,644
Foreign currency transactions ................................................................ 985
Net realized gain (loss) .................................................................. 336,629
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 455,118
Translation of other assets and liabilities denominated in foreign currencies .............................. (82)
Change in deferred taxes on unrealized appreciation ............................................... (1,760)
Net change in unrealized appreciation (depreciation) ............................................ 453,276
Net realized and unrealized gain (loss) ............................................................ 789,905
Net increase (decrease) in net assets resulting from operations .......................................... $810,895

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
14
Templeton International Climate Change
Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,990 $13,852
Net realized gain (loss) ................................................. 336,629 (197,635)
Net change in unrealized appreciation (depreciation) ........................... 453,276 601,746
Net increase (decrease) in net assets resulting from operations ................ 810,895 417,963
Distributions to shareholders .............................................. (17,160) (59,000)
Net increase (decrease) in net assets ................................... 793,735 358,963
Net assets:
Beginning of year ....................................................... 2,141,527 1,782,564
End of year ........................................................... $2,935,262 $2,141,527

Templeton Funds

Annual Report
Notes to Financial Statements
Templeton International Climate Change Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Climate Change Fund (Fund) is included in
this report. The Fund has five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund currently operates with one class of shares,
Advisor Class.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Templeton Funds
Notes to Financial Statements

Annual Report
Templeton International Climate Change Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

Annual Report
Templeton International Climate Change Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). During the years ended August
31, 2021 and 2020 there were no transactions of the Fund’s shares.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Effective June 11, 2021, under a subadvisory agreement, FTIML and Global Advisors, affiliates of FTIC, provides subadvisory services to the Fund. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Templeton Global Advisors Ltd. (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements

Annual Report
Templeton International Climate Change Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2021, the gross effective investment management fee rate was 0.705% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2021, the Fund paid transfer agent fees of $660, of which $554 were retained by Investor
Services.
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

Annual Report
Templeton International Climate Change Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2021, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2021.
Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Other Affiliated Transactions
At August 31, 2021, Franklin Resources, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
During the year ended August 31, 2021 the Fund utilized $222,854 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $74,649 $884,286 $(800,663) $— $— $158,272 158,272 $5
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $— $61,800 $(61,800) $ — $ — $— — $—
Total Affiliated Securities .... $74,649 $946,086 $(862,463) $— $— $158,272 $5
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

Annual Report
Templeton International Climate Change Fund
(continued)
The tax character of distributions paid during the years ended August 31, 2021 and August 31, 2020, was as follows:
At August 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2021, aggregated
$1,376,231 and $1,342,097, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $17,160 $59,000
Cost of investments .......................................................................... $2,215,323
Unrealized appreciation ........................................................................ $839,458
Unrealized depreciation ........................................................................ (30,050)
Net unrealized appreciation (depreciation) .......................................................... $809,408
Distributable earnings:
Undistributed ordinary income ................................................................... $48,052
Undistributed long term capital gains .............................................................. $88,980
Total distributable earnings ..................................................................... $137,032
5. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements

Annual Report
Templeton International Climate Change Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 86,394 $ — $ 86,394
Denmark ............................ 123,869 69,791 — 193,660
France .............................. — 538,633 — 538,633
Germany ............................ — 348,907 — 348,907
Hong Kong ........................... — 21,302 — 21,302
India ................................ 101,070 106,103 — 207,173
Italy ................................ 30,605 150,255 — 180,860
Japan ............................... — 261,853 — 261,853
Netherlands .......................... — 334,934 — 334,934
South Korea .......................... — 85,972 — 85,972
Spain ............................... 53,135 139,901 — 193,036
Switzerland ........................... — 130,472 — 130,472
Taiwan .............................. 95,208 — — 95,208
United Kingdom ....................... — 122,666 — 122,666
United States ......................... — 65,389 — 65,389
Short Term Investments ................... 158,272 — — 158,272
Total Investments in Securities ........... $562,159 $2,462,572
a
$— $3,024,731

Templeton Funds
Notes to Financial Statements

Annual Report
Templeton International Climate Change Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign securities valued at $2,462,572, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton International Climate Change Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
International Climate Change Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of
August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)

Annual Report
Templeton International Climate Change Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2021:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended August 31, 2021:
Pursuant to: Amount
Qualified Dividend Income (QDI) §854(b)(1)(B) $62,542
Foreign Taxes Paid $6,329
Foreign Source Income $62,686

Templeton Funds
Board Members and Officers
25
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 122 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds
26
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds
27
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 29 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds
28
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Funds
29
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Ryan R. Wheeler (1985) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 15 of the investment companies in Franklin Templeton; and formerly , Director, Senior
Manager and Manager PricewaterhouseCoopers, LLC (2014-January 2021)
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information
30
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton International Climate Change Fund
(Fund)
At a meeting held on May 18, 2021 (Meeting), the Board of
Trustees (Board) of Templeton Funds, including a majority
of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved a new investment
sub-advisory agreement between Franklin Templeton
Investments Corp. (FTIC), the Fund’s investment manager,
and Franklin Templeton Investment Management Limited
(FTIML) and a new investment sub-advisory agreement
between FTIC and Templeton Global Advisors Limited
(TGAL), on behalf of the Fund (each a Sub-Advisory
Agreement) each for initial two-year period and subject
to prior approval of the Fund’s sole shareholder, Franklin
Resources, Inc. (“FRI”). The Independent Trustees received
advice from and met separately with Independent Trustee
counsel in considering whether to approve each Sub-
Advisory Agreement. FTIC, FTIML and TGAL are each
referred to herein as a Manager.
The Board reviewed and considered information provided
by each Manager at the Meeting with respect to each
Sub-Advisory Agreement. The Board also reviewed and
considered the factors it deemed relevant in approving
each Sub-Advisory Agreement, including, but not limited
to: (i) the nature, extent, and quality of the services to be provided by each of FTIML and TGAL; and (ii) the costs of
the services to be provided by each of FTIML and TGAL.
The Board also considered that management proposed that
the Board approve each Sub-Advisory Agreement in order to
facilitate certain portfolio management team enhancements.
The Board reviewed and further considered the form of
each Sub-Advisory Agreement and the terms of each Sub-
Advisory Agreement which were discussed at the Meeting,
noting that the terms and conditions of each Sub-Advisory
Agreement are substantially identical to the terms and
conditions of sub-advisory agreements for other Franklin
Templeton (FT) mutual funds.
In approving each Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement are fair and
reasonable and that the approval of such Sub-Advisory
Agreement is in the best interests of the Fund and its
shareholders. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by each of FTIML and TGAL and
currently being provided by FTIC and its affiliates to the Fund and its shareholders. The Board reviewed and considered
information regarding the nature, quality and extent of
investment subadvisory services to be provided by each of
FTIML and TGAL to the Fund and its shareholders under
each Sub-Advisory Agreement; each of FTIML’s and TGAL’s
experience as a manager of other funds and accounts,
including those within the FT organization; the personnel,
operations, financial condition, and investment management
capabilities, methodologies and resources of each of FTIML
and TGAL and each of FTIML’s and TGAL’s capabilities,
as demonstrated by, among other things, its policies and
procedures reasonably designed to prevent violations of the
federal securities laws, which had previously been approved
by the Board in connection with its oversight of other funds in the FT organization.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of FRI, the parent of each Manager, and its commitment to the mutual fund business as evidenced by its
reassessment of the fund offerings in response to the market environment and project initiatives and capital investments
relating to the services provided to the Fund by the FT
organization. The Board specifically noted FT’s commitment
to enhancing services and controlling costs, as reflected
in its outsourcing of certain administrative functions, and
growth opportunities, as evidenced by its recent acquisition of the Legg Mason companies. The Board also noted FT’s
attention focused on expanding the distribution opportunities for all funds in the FT family of funds.
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by each of FTIML and TGAL to the Fund and its
shareholders.

Templeton Funds
Shareholder Information
31
Annual Report
Fund Performance
The Board noted its review and consideration of the
performance results of the Fund in connection with the
February 2021 annual contract renewal (Annual Contract
Renewal) of the Fund’s investment management agreement.
The Board recalled its conclusion at that time that the Fund’s performance was satisfactory. The Board also noted the
proposed portfolio management team enhancements for
the Fund, and determined that, in light of these changes,
additional time will be needed to evaluate the effectiveness of management’s actions.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment subadvisory fee to be charged by each of
FTIML and TGAL. The Board noted that the addition of
FTIML and TGAL will have no impact on the amount of
management fees that are currently paid by the Fund as
each of FTIML and TGAL will be paid by FTIC out of the
management fee that FTIC receives from the Fund. The
Board concluded that the proposed investment subadvisory
fees are reasonable.
Management Profitability and Economies of Scale
The Board determined that its conclusions regarding
profitability and economies of scale reached in connection
with the Annual Contract Renewal of the investment
management agreement with FTIC had not changed
as a result of the proposal to approve the Sub-Advisory
Agreements.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
each Sub-Advisory Agreement for an initial two-year period,
subject to prior approval of the sole shareholder of the Fund.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

Templeton Funds
Shareholder Information
32
Annual Report
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton World
Fund
A Series of Templeton Funds
August 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2021, the global
economic recovery was supported by continued monetary
and fiscal stimulus measures, easing novel coronavirus
(COVID-19) pandemic restrictions and the development
of treatments and vaccines. During parts of the period,
geopolitical tensions and surges of COVID-19 cases in
certain regions pressured global stock prices, but economic
growth in the U.S. and China and continued accommodative
monetary policy by the U.S. Federal Reserve supported
equities for the period as a whole. Asian and global emerging market equities trimmed some gains near period-end after
the Chinese government imposed additional regulation on
some businesses. In this environment, global developed
and emerging market stocks, as measured by the MSCI
All Country World Index-NR (net of tax withholding when
dividends are paid), posted a +28.64% total return for the
period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton World Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of August
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton World Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton World Fund
This annual report for Templeton World Fund covers the
fiscal year ended August 31, 2021 . Effective September
30, 2021, Templeton World Fund will be repositioned to
implement a more focused global equity strategy with a
greater emphasis on quality companies. The Fund will
remain diversified but may hold a smaller number of issuers.
Additionally, the Fund’s primary benchmark will change
to the MSCI All Country World Index (net of dividend tax
withholdings). Effective September 30, 2021, the Fund will
no longer regularly engage in currency-related derivatives,
such as currency and cross-currency forwards and currency
futures contracts, to seek to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets. Under normal circumstances,
the Fund will invest in issuers located in at least three
different countries (including the U.S.). The Fund intends to regularly engage in currency-related derivatives, such as
currency and cross-currency forwards and currency futures
contracts, to seek to hedge all or substantially all of its
foreign currency exposure to the U.S. dollar.
Performance Overview
The Fund’s Class A shares posted a +21.93% cumulative
total return for the 12 months under review. In comparison,
the Fund’s new primary benchmark, the MSCI All Country
World Index (ACWI) 100% Hedged to USD-NR, which
measures stock performance in global developed and
emerging markets, posted a +28.70% cumulative total return,
while the Fund’s former primary benchmark, the MSCI ACWI
100% Hedged to USD, posted a +29.25% cumulative total
return.
1
The MSCI ACWI 100% Hedged to USD-NR replaced
the MSCI ACWI 100% Hedged to USD as the Fund’s primary
benchmark because the investment manager believes the
MSCI ACWI 100% Hedged to USD-NR provides a more
consistent basis for comparison relative to the Fund’s peers.
Also in comparison, the Fund’s new secondary benchmark,
the Linked MSCI ACWI 100% Hedged to USD-NR/ACWI-
NR, posted a +28.70% cumulative total return,
2
while the
Fund’s former secondary benchmarks, the Linked MSCI
ACWI 100% Hedged to USD/World and the MSCI ACWI,
posted +29.25%
2
and +29.18%
3
cumulative total returns,
respectively. The Linked MSCI ACWI 100% Hedged to
USD-NR/ACWI-NR replaced the Linked MSCI ACWI 100%
Hedged to USD/World and the MSCI ACWI as the Fund’s
secondary benchmark because the investment manager
believes the Linked MSCI ACWI Hedged to USD-NR/ACWI-
NR provides a more consistent basis for comparison relative
to the Fund’s peers. For the 10-year period ended August
31, 2021, the Fund’s Class A shares posted a +106.02%
cumulative total return, compared with the MSCI ACWI
100% Hedged to USD-NR’s +233.89% cumulative total
return for the same period.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
1. Source: FactSet. As of 8/31/21, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +7.50%, compared with the MSCI
ACWI 100% Hedged to USD-NR’s 10-year average annual total return of +11.54%.
2. Source: FactSet. The Linked MSCI ACWI 100% Hedged to USD-NR/ACWI-NR reflects performance of the MSCI ACWI-NR through 6/29/16 and the MSCI ACWI 100%
Hedged to USD-NR thereafter. The Linked MSCI ACWI 100% Hedged to USD/World reflects performance of the MSCI World Index through 6/29/16 and performance of the
MSCI ACWI 100% Hedged to USD thereafter.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16 .

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Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +28.64% total return for the 12 months ended August 31,
2021.
3
Global equities benefited from monetary and fiscal
stimulus measures, easing novel coronavirus (COVID-19)
pandemic restrictions in certain regions and the development of treatments and vaccines. Geopolitical tensions and rising infection rates in the fall of 2020 reduced stock prices, but the implementation of vaccination programs and additional
fiscal stimulus measures led many equity markets to reach
new price highs during the rest of the period. However, the
Chinese government’s imposition of additional restrictions
on some businesses pressured Asian and global emerging
market stocks late in the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures, vaccine
development and the beginning of vaccination programs.
As economic conditions improved, gross domestic product
(GDP) rebounded at a record annualized pace in 2020’s
third quarter. Although GDP growth was less robust in the
three subsequent quarters, the lifting of many COVID-19
restrictions and strong consumer spending continued to
support the economy. A rebound in corporate earnings and
the U.S. Senate’s passage of a bipartisan infrastructure
bill further bolstered investor sentiment. The U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25% and continued its program of
open-ended U.S. Treasury and mortgage bond purchases
to help keep markets functioning. In his Jackson Hole
Economic Policy Symposium speech in August 2021, Fed
Chair Jerome Powell hinted that, if employment and price
conditions progressed as expected, the Fed would begin
reducing its bond purchases later in 2021; however, such
reduction would not be intended as a signal for the beginning of interest-rate increases. He also indicated that the Fed
viewed inflation as partially transitory, and that further
employment progress was needed before the Fed would
consider raising the range for the federal funds target rate.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth rebounded in 2020’s
third quarter but slightly contracted over the subsequent
two quarters, before returning to growth in 2021’s second
quarter. GDP growth rates were mostly sluggish among
the region’s largest economies amid renewed lockdowns,
delays in COVID-19 vaccine distribution and weak consumer
spending. Nevertheless, the fastest rate of business activity growth in more than a decade helped European developed
market equities, as measured by the MSCI Europe Index-
NR, to post a +29.18% total return for the 12 months under
review.
3
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +18.42% total return for the 12-month period.
3
China’s
economic recovery helped the region rebound, although the
country’s quarter-over-quarter GDP growth in 2021’s first and second quarters was slower than 2020’s last two quarters,
pressured by higher commodity prices. Asian equity markets
experienced heightened volatility toward period-end due
to inflation concerns and rising COVID-19 infection rates
in some countries. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, led some foreign
investors to shift capital away from China.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +21.12% total return
for the 12 months under review.
3
Generally improving
economic activity, increasing oil prices and U.S. dollar
weakness supported global emerging market equities.
During the latter part of the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and higher inflation amid rising commodity prices dampened investor enthusiasm in global
emerging market equities.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
Geographic Composition
8/31/21
% of Total
Net Assets
North America 44.4%
Europe 28.0%
Asia 19.6%
Latin America & Caribbean 1.1%
Short-Term Investments & Other Net Assets 6.9%

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Manager’s Discussion
The Templeton World Fund delivered double-digit absolute
gains, but trailed its custom currency-hedged global
benchmark during the 12 months under review. Value was
the top-performing factor style during the period, buoyed
by positive news about COVID-19 vaccines in November
2020, which sparked a rebound in economically-sensitive
stocks that had come under pressure amid pandemic-related
lockdowns. The quality factor was also in favor during the
year, particularly late in the period amid concerns about new
COVID-19 variants and slowing economic data.
At the sector level, an underweighting and stock selection
in financials detracted from relative performance. We have
largely avoided banks—particularly in Europe—due to
concerns about regulatory pressures, a flatter yield curve
and a potential credit cycle, all of which could pressure
sector profits over our investment horizon. However, the
combination of rising bond yields and improving risk appetite following the positive vaccine news last year helped banks
rebound in the latter half of the period. The Fund’s relative weakness in the sector was primarily attributable to lack of exposure, as there were no financials holdings among the 10
biggest absolute detractors.
A significant overweighting in consumer discretionary also
detracted from relative performance. U.S. budget retailer
Dollar Tree was the sector’s biggest detractor, declining after management downgraded guidance due to rising costs and
higher price sensitivity among consumers. We believe such
headwinds are temporary. In our view, Dollar Tree is a well-
managed company belonging to a select group of retailers
with a long track record of consistent sales and earnings
growth. We believe the company is poised to continue this
trajectory given various strategic initiatives designed to
boost same-store sales and margins, such as the rollout of
multi-price point offerings and ongoing store renovations.
As a budget retailer, Dollar Tree should, in our opinion, offer downside protection in the event of a recession scenario,
and remains relatively shielded from e-commerce threats.
The stock continues to trade at a discount to historical
earnings multiples and represents a core long-term holding
for the Fund’s portfolio.
Other notable relative detractors during the period included stock selection in the health care and communication
services sectors. In health care, French pharmaceuticals
firm Sanofi was a significant detractor. Shares have been
pressured by concerns about sales volumes amid pandemic-
related lockdowns and, more recently, a difficult setback with the firm’s COVID-19 vaccine. We exited the position during
the period in favor of what we believe to be better risk-
reward opportunities elsewhere. In communication services,
shares of U.S. mobile operator Verizon Communications
negatively impacted performance. The stock’s defensive
profile was broadly out of favor with investors who took
a more risk-on posture as the period progressed and
expectations for economic reopening improved. We believe
Verizon remains an attractive core defensive holding for the portfolio. Although the U.S. wireless industry is competitive, mature and subject to periods of deflationary discounting
and promotions, we think Verizon’s more pure-play wireless
business has less financial risk, as data demand growth
should be resilient across various economic cycles. In our
view, the firm enjoys a strong competitive position with a
decent balance sheet, modest valuation and core business
that should remain a solid free cash flow generator.
Top 10 Industries
8/31/21
% of Total
Net Assets
a
Hotels, Restaurants & Leisure 8.3%
Chemicals 5.3%
Pharmaceuticals 4.6%
Machinery 4.4%
IT Services 4.4%
Oil, Gas & Consumable Fuels 4.1%
Health Care Providers & Services 4.1%
Health Care Equipment & Supplies 3.9%
Household Durables 3.8%
Specialty Retail 3.3%
Top 10 Holdings
8/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 2.4%
Technology Hardware, Storage & Peripherals,
South Korea
Albemarle Corp. 2.4%
Chemicals, United States
Walt Disney Co. (The) 2.3%
Entertainment, United States
Sysco Corp. 2.3%
Food & Staples Retailing, United States
Medtronic plc 2.2%
Health Care Equipment & Supplies, United
States
E.ON SE 2.2%
Multi-Utilities, Germany
Roche Holding AG 2.1%
Pharmaceuticals, Switzerland
Booking Holdings, Inc. 2.0%
Hotels, Restaurants & Leisure, United States
AIA Group Ltd. 1.9%
Insurance, Hong Kong
Westinghouse Air Brake Technologies Corp. 1.9%
Machinery, United States

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Elsewhere, Canadian precious metals firm Wheaton
Precious Metals hurt relative returns due to higher (albeit
still negative) real interest rates reducing demand for
precious metals, which offer no yield. This stock has been
a strong performer in previous years and remains a core
holding given what we view as its attractive asset-lite, high-
margin, cash-generative business model and exposure to
world-class mining assets via its financing arrangements
with primarily base metals miners to purchase precious
metals byproduct. Wheaton has proven to be very adept
at generating value from such arrangements, and has a
portfolio offering significant upside optionality in the event of higher precious metals prices or successful mine expansion
efforts by its producing partners.
The Fund’s cash allocation also negatively impacted
performance in a rising market environment. While the
portfolio manager has decreased our cash position over
the course of the period, we continue to keep some cash
on hand for downside protection given elevated market
risks as well as a source of dry powder should additional
opportunities emerge.
Turning to contributors, stock selection in the materials
sector boosted relative performance. The sector was
responsible for three of the top four contributors:
Luxembourg-based steel-maker ArcelorMittal, U.S. copper
miner Freeport-McMoRan and U.S. lithium miner Albemarle.
All three benefited from a strong combination of supply
constraints and robust demand. While supply constraints
during the year were largely COVID-19 related, structural
deficits do appear to be emerging in some markets like
copper and lithium, which should help support prices.
Meanwhile, on the demand side, these stocks are benefiting
from both cyclical demand improvements related to the
reopening trade as well as longer-term structural demand
improvements relating to energy efficiency, electrification and the transition to a more sustainable future.
Stock selection among information technology holdings
also contributed to relative returns. South Korean
semiconductor and consumer electronics manufacturer
Samsung Electronics was the sector’s top contributor.
The company has benefited from surging demand for
semiconductors across the industrial value chain. During
the period, management offered investors positive guidance
which foresaw continued strength in the memory business
attributable to new smartphone launches, broader adoption
of 5G and healthy demand from server and PC companies.
We continue to think highly of Samsung’s diversified revenue base and cash-rich balance sheet, which is being used to
enhance shareholder value through dividends, buybacks
and potentially accretive acquisitions. In our view, the stock remains undervalued for a global technology leader with a
wide range of growth-oriented businesses. Other notable
contributors in the sector included Dutch chipmaker NXP
Semiconductors and U.S. software firm EPAM Systems (not
held at period-end).
From a regional standpoint, stock selection in North
America was primarily responsible for the Fund’s relative
underperformance. Stock selection in Europe and Asia also
hurt relative returns. In Europe, outperformance in Denmark
and the Netherlands was offset by weakness in Germany
and the U.K., while in Asia, outperformance in China and
South Korea was offset by underperformance in Japan.
We remain aware of heightened global political and
economic risks, and have sought to prepare for them by
owning what we consider high-quality, defensive stocks
with attractive valuation profiles. Yet we also understand
that current bullish conditions can persist, and that
positive near-term catalysts remain in the form of earnings
upgrades, impending fiscal stimulus, continued share
buybacks, elevated equity inflows and the potential for an
improvement in COVID-19 statistics. For these reasons, we
remain sensibly diversified, with exposures also spanning
cyclical and economically sensitive stocks that we believe
offer valuation support and positive beta to potential future value rallies. The result is a balanced portfolio full of stocks with diverse value drivers whose common characteristic is
material undervaluation relative to our assessment of their
long-term fundamental earnings capability.
Top 10 Countries
8/31/21
a
% of Total
Net Assets
a a
United States 44.4%
Japan 10.9%
United Kingdom 10.7%
Germany 8.1%
China 3.9%
Belgium 3.0%
South Korea 2.4%
Switzerland 2.1%
Hong Kong 1.9%
France 1.9%

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Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2021
Templeton World Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +21.93%
4
+15.23%
5-Year +43.58% +6.29%
10-Year +106.02% +6.89%
Advisor
1-Year +22.28%
4
+22.28%
5-Year +45.35% +7.77%
10-Year +111.29% +7.77%
See page 10 for Performance Summary footnotes.

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Performance Summary
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See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/11
–
8/31/21)
Advisor Class
(9/1/11
–
8/31/21)

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Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Current political and financial uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 08/31/21 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Source: FactSet. The MSCI ACWI 100% Hedged to USD-NR and the MSCI ACWI 100% Hedged to USD represent a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI ACWI, to the USD, the "home" currency for the hedged index. The Linked MSCI ACWI 100%
Hedged to USD-NR/ACWI-NR reflects performance of the MSCI ACWI-NR through 6/29/16 and the MSCI ACWI 100% Hedged to USD-NR thereafter. The Linked MSCI
ACWI 100% Hedged to USD/World reflects performance of the MSCI World Index through 6/29/16 and performance of the MSCI ACWI 100% Hedged to USD thereafter. Net
Returns (NR) include income net of tax withholding when dividends are paid.
6. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed and emerging markets.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
7
Share Class
A 1.06%
Advisor 0.81%

Your Fund’s Expenses
Templeton World Fund
11
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,068.20 $5.34 $1,020.04 $5.22 1.03%
C $1,000 $1,065.00 $9.33 $1,016.17 $9.11 1.79%
R6 $1,000 $1,070.30 $3.93 $1,021.40 $3.84 0.75%
Advisor $1,000 $1,069.60 $4.13 $1,021.22 $4.03 0.79%

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.71 $12.76 $17.24 $16.94 $15.47
Income from investment operations
a
:
Net investment income
b
......................... 0.20
c
0.16 0.29 0.28 0.27
Net realized and unrealized gains (losses) ........... 2.61 0.45 (2.17) 1.03 2.21
Total from investment operations .................... 2.81 0.61 (1.88) 1.31 2.48
Less distributions from:
Net investment income .......................... — (0.50) (0.67) (0.02) (0.57)
Net realized gains ............................. — (0.16) (1.93) (0.99) (0.44)
Total distributions ............................... — (0.66) (2.60) (1.01) (1.01)
Net asset value, end of year ....................... $15.52 $12.71 $12.76 $17.24 $16.94
Total return
d
................................... 22.11% 4.47% (10.22)% 7.81% 16.45%
Ratios to average net assets
Expenses ..................................... 1.03%
e
1.05% 1.05%
e
1.04%
f
1.06%
e,f
Net investment income ........................... 1.42%
c
1.29% 2.06% 1.64% 1.63%
Supplemental data
Net assets, end of year (000’s) ..................... $3,060,714 $2,831,844 $3,150,057 $3,973,648 $4,240,117
Portfolio turnover rate ............................ 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.18 $12.26 $16.35 $16.21 $14.84
Income from investment operations
a
:
Net investment income
b
......................... 0.10
c
0.07 0.13 0.14 0.14
Net realized and unrealized gains (losses) ........... 2.48 0.42 (2.01) 0.99 2.12
Total from investment operations .................... 2.58 0.49 (1.88) 1.13 2.26
Less distributions from:
Net investment income .......................... — (0.41) (0.28) — (0.45)
Net realized gains ............................. — (0.16) (1.93) (0.99) (0.44)
Total distributions ............................... — (0.57) (2.21) (0.99) (0.89)
Net asset value, end of year ....................... $14.76 $12.18 $12.26 $16.35 $16.21
Total return
d
................................... 21.18% 3.61% (10.94)% 7.01% 15.59%
Ratios to average net assets
Expenses ..................................... 1.80%
e
1.82% 1.80%
e
1.80%
f
1.81%
e,f
Net investment income ........................... 0.70%
c
0.54% 1.31% 0.88% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $12,585 $18,630 $28,850 $117,879 $138,534
Portfolio turnover rate ............................ 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.69 $12.73 $17.21 $16.92 $15.45
Income from investment operations
a
:
Net investment income
b
......................... 0.24
c
0.20 0.34 0.33 0.32
Net realized and unrealized gains (losses) ........... 2.60 0.45 (2.17) 1.03 2.22
Total from investment operations .................... 2.84 0.65 (1.83) 1.36 2.54
Less distributions from:
Net investment income .......................... — (0.53) (0.72) (0.08) (0.63)
Net realized gains ............................. — (0.16) (1.93) (0.99) (0.44)
Total distributions ............................... — (0.69) (2.65) (1.07) (1.07)
Net asset value, end of year ....................... $15.53 $12.69 $12.73 $17.21 $16.92
Total return .................................... 22.38% 4.71% (9.88)% 8.13% 16.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.79% 0.77% 0.74% 0.73%
Expenses net of waiver and payments by affiliates ....... 0.76% 0.76% 0.75% 0.72%
d
0.73%
d,e
Net investment income ........................... 1.68%
c
1.59% 2.36% 1.96% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $42,010 $38,885 $43,595 $51,431 $55,504
Portfolio turnover rate ............................ 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.70 $12.74 $17.23 $16.93 $15.46
Income from investment operations
a
:
Net investment income
b
......................... 0.24
c
0.19 0.33 0.32 0.32
Net realized and unrealized gains (losses) ........... 2.60 0.45 (2.17) 1.03 2.20
Total from investment operations .................... 2.84 0.64 (1.84) 1.35 2.52
Less distributions from:
Net investment income .......................... — (0.52) (0.72) (0.06) (0.61)
Net realized gains ............................. — (0.16) (1.93) (0.99) (0.44)
Total distributions ............................... — (0.68) (2.65) (1.05) (1.05)
Net asset value, end of year ....................... $15.54 $12.70 $12.74 $17.23 $16.93
Total return .................................... 22.36% 4.66% (9.99)% 8.09% 16.74%
Ratios to average net assets
Expenses ..................................... 0.80%
d
0.81% 0.80%
d
0.80%
e
0.81%
d,e
Net investment income ........................... 1.64%
c
1.53% 2.31% 1.88% 1.88%
Supplemental data
Net assets, end of year (000’s) ..................... $115,823 $99,546 $112,891 $146,883 $157,237
Portfolio turnover rate ............................ 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Statement of Investments, August 31, 2021
Templeton World Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 93.1%
Belgium 3.0%
Anheuser-Busch InBev SA/NV ...... Beverages 954,583 $ 58,544,237
Umicore SA .................... Chemicals 598,200 39,361,081
97,905,318
Brazil 1.1%
Wheaton Precious Metals Corp. ..... Metals & Mining 781,977 35,251,893
China 3.9%
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,611,486 22,976,314
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 234,438 50,434,647
a
Prosus NV ..................... Internet & Direct Marketing Retail 210,485 18,630,401
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 564,531 34,752,528
126,793,890
France 1.9%
Danone SA ..................... Food Products 379,826 27,735,916
Pernod Ricard SA ................ Beverages 154,236 32,466,521
60,202,437
Germany 8.1%
adidas AG ...................... Textiles, Apparel & Luxury Goods 88,633 31,441,207
a
Continental AG .................. Auto Components 298,629 40,130,355
E.ON SE ....................... Multi-Utilities 5,372,141 70,874,689
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 591,732 45,496,324
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 855,659 36,430,490
Siemens AG .................... Industrial Conglomerates 227,496 37,738,810
262,111,875
Hong Kong 1.9%
AIA Group Ltd. .................. Insurance 5,111,204 61,031,100
Japan 10.9%
Fujitsu Ltd. ..................... IT Services 252,180 46,423,060
Honda Motor Co. Ltd. ............. Automobiles 1,206,355 36,512,315
Komatsu Ltd. ................... Machinery 1,883,300 45,806,976
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 420,725 26,155,222
Makita Corp. .................... Machinery 658,700 37,840,202
Mitsubishi Electric Corp. ........... Electrical Equipment 2,800,100 38,280,467
Nexon Co. Ltd. .................. Entertainment 1,248,723 22,775,013
Panasonic Corp. ................. Household Durables 3,699,103 44,223,051
Sony Group Corp. ................ Household Durables 526,700 54,458,348
352,474,654
Luxembourg 1.0%
ArcelorMittal SA ................. Metals & Mining 941,164 31,565,283
Macau 0.5%
a
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 2,334,405 14,967,173
a
Norway 1.2%
Equinor ASA .................... Oil, Gas & Consumable Fuels 1,792,690 37,992,124
South Korea 2.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,202,028 79,399,930
Switzerland 2.1%
Roche Holding AG ............... Pharmaceuticals 170,825 68,591,917

Templeton Funds
Statement of Investments
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 10.7%
AstraZeneca plc ................. Pharmaceuticals 261,594 $ 30,592,815
BAE Systems plc ................ Aerospace & Defense 4,693,668 36,671,179
BP plc ......................... Oil, Gas & Consumable Fuels 8,707,866 35,427,458
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 1,248,859 31,979,104
a
Compass Group plc .............. Hotels, Restaurants & Leisure 2,112,246 43,640,491
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 559,401 35,743,734
a
International Consolidated Airlines
Group SA ..................... Airlines 10,184,233 22,329,706
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 22,724,458 35,838,282
Unilever plc ..................... Personal Products 829,540 46,175,597
a
Whitbread plc ................... Hotels, Restaurants & Leisure 602,268 26,596,740
344,995,106
United States 44.4%
Albemarle Corp. ................. Chemicals 324,467 76,814,318
American Express Co. ............ Consumer Finance 318,049 52,783,412
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 28,043 64,489,646
BorgWarner, Inc. ................. Auto Components 752,049 32,097,451
Comcast Corp., A ................ Media 720,989 43,749,613
a
Dollar Tree, Inc. ................. Multiline Retail 516,365 46,751,687
DuPont de Nemours, Inc. .......... Chemicals 756,528 55,998,203
a
DXC Technology Co. .............. IT Services 1,365,632 50,146,007
Freeport-McMoRan, Inc. ........... Metals & Mining 765,837 27,868,808
Honeywell International, Inc. ........ Industrial Conglomerates 129,728 30,085,220
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 226,075 16,636,859
Johnson & Johnson .............. Pharmaceuticals 281,501 48,736,268
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 118,297 35,888,944
Lear Corp. ..................... Auto Components 176,862 28,287,308
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 995,613 59,009,983
Medtronic plc ................... Health Care Equipment & Supplies 538,447 71,871,906
Public Service Enterprise Group, Inc. . Multi-Utilities 278,904 17,833,122
Ross Stores, Inc. ................ Specialty Retail 445,759 52,777,866
Southern Co. (The) ............... Electric Utilities 541,373 35,584,447
a
Southwest Airlines Co. ............ Airlines 737,595 36,717,479
Starbucks Corp. ................. Hotels, Restaurants & Leisure 264,910 31,124,276
Sysco Corp. .................... Food & Staples Retailing 914,968 72,877,201
TJX Cos., Inc. (The) .............. Specialty Retail 743,819 54,090,518
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 231,760 31,755,755
United Parcel Service, Inc., B ....... Air Freight & Logistics 151,056 29,551,085
UnitedHealth Group, Inc. ........... Health Care Providers & Services 121,883 50,736,236
Verizon Communications, Inc. ....... Diversified Telecommunication Services 875,242 48,138,310
Visa, Inc., A ..................... IT Services 196,474 45,012,193
a
Walt Disney Co. (The) ............. Entertainment 403,337 73,124,998
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 666,448 59,840,366
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 355,497 53,484,524
1,433,864,009
Total Common Stocks (Cost $2,287,527,523) ....................................
3,007,146,709

Templeton Funds
Statement of Investments
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
At August 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Short Term Investments 6.5%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.5%
Canada 4.9%
National Bank of Canada, 0.05%,
9/01/21 ...................... 65,000,000 $ 65,000,000
Royal Bank of Canada, 0.03%, 9/01/21 94,200,000 94,200,000
159,200,000
France 1.6%
Credit Agricole Corporate and
Investment Bank SA, 0.05%, 9/01/21 50,000,000 50,000,000
Total Time Deposits (Cost $209,200,000) .......................................
209,200,000
a a a a a
Total Short Term Investments (Cost $209,200,000 ) ...............................
209,200,000
a a a
Total Investments (Cost $2,496,727,523) 99.6% ..................................
$3,216,346,709
Other Assets, less Liabilities 0.4% .............................................
14,785,602
Net Assets 100.0% ...........................................................
$3,231,132,311
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 8,335,335 6,524,877 9/29/21 $ — $ (82,895)
Canadian Dollar .... BZWS Sell 8,607,458 6,736,706 9/29/21 — (86,790)
Canadian Dollar .... CITI Sell 7,338,802 5,755,698 9/29/21 — (62,081)
Canadian Dollar .... HSBK Sell 9,118,016 7,154,976 9/29/21 — (73,260)
Canadian Dollar .... UBSW Sell 8,569,857 6,724,816 9/29/21 — (68,872)
British Pound ...... BOFA Sell 35,668,012 48,853,406 9/30/21 — (190,371)
British Pound ...... BZWS Sell 35,941,774 49,256,796 9/30/21 — (163,406)
British Pound ...... CITI Sell 43,671,617 59,828,692 9/30/21 — (220,100)
British Pound ...... GSCO Sell 6,001,815 8,223,567 9/30/21 — (28,973)
British Pound ...... HSBK Sell 52,201,001 71,656,691 9/30/21 35,627 (155,692)
British Pound ...... UBSW Sell 35,952,303 49,275,148 9/30/21 — (159,531)
Euro ............. BOFA Sell 78,737,326 92,784,065 9/30/21 — (235,842)
Euro ............. BZWS Sell 78,746,872 92,795,337 9/30/21 — (235,847)
Euro ............. CITI Sell 32,412,371 38,227,067 9/30/21 — (64,757)
Euro ............. GSCO Sell 46,447,935 54,762,116 9/30/21 — (111,257)
Euro ............. HSBK Sell 111,782,769 131,829,890 9/30/21 — (229,747)
Euro ............. UBSW Sell 78,730,245 92,911,924 9/30/21 — (99,617)
Hong Kong Dollar ... BOFA Buy 19,627,083 2,523,410 9/30/21 350 —
Hong Kong Dollar ... BOFA Sell 123,266,568 15,867,915 9/30/21 17,611 —
Hong Kong Dollar ... BZWS Sell 120,712,965 15,539,164 9/30/21 17,216 —
Hong Kong Dollar ... CITI Buy 24,434,326 3,139,226 9/30/21 2,676 —
Hong Kong Dollar ... CITI Sell 124,657,342 16,046,493 9/30/21 17,356 —
Hong Kong Dollar ... HSBK Buy 20,101,195 2,586,594 9/30/21 — (1,870)
Hong Kong Dollar ... HSBK Sell 134,003,223 17,249,851 9/30/21 18,968 —
Hong Kong Dollar ... UBSW Sell 133,028,017 17,124,333 9/30/21 18,847 —
Japanese Yen ...... BOFA Sell 7,182,808,371 65,665,387 9/30/21 359,243 —

Templeton Funds
Statement of Investments
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
See Note 8 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... BZWS Buy 2,200,000,000 20,060,638 9/30/21 $ — $ (58,222)
Japanese Yen ...... BZWS Sell 9,038,988,547 82,637,950 9/30/21 455,403 —
Japanese Yen ...... CITI Buy 1,385,010,488 12,585,103 9/30/21 7,422 —
Japanese Yen ...... CITI Sell 9,039,078,054 82,633,344 9/30/21 449,983 —
Japanese Yen ...... HSBK Buy 1,800,000,000 16,482,611 9/30/21 — (116,998)
Japanese Yen ...... HSBK Sell 9,037,919,440 82,624,852 9/30/21 452,025 —
Japanese Yen ...... UBSW Buy 1,779,480,315 16,242,566 9/30/21 — (63,519)
Japanese Yen ...... UBSW Sell 9,688,417,168 88,567,668 9/30/21 480,511 —
Norwegian Krone ... BOFA Sell 45,471,423 5,076,301 9/30/21 — (153,605)
Norwegian Krone ... BZWS Sell 57,167,176 6,385,910 9/30/21 — (189,185)
Norwegian Krone ... CITI Sell 48,080,967 5,378,044 9/30/21 — (152,000)
Norwegian Krone ... GSCO Sell 38,090,627 4,256,721 9/30/21 — (124,281)
Norwegian Krone ... HSBK Sell 84,554,686 9,554,133 9/30/21 7,746 (178,689)
Norwegian Krone ... UBSW Sell 57,177,968 6,406,407 9/30/21 — (169,930)
South Korean Won .. BOFA Buy 2,900,000,000 2,484,153 9/30/21 17,529 —
South Korean Won .. BOFA Sell 16,283,950,406 14,106,597 9/30/21 59,264 —
South Korean Won .. BZWS Sell 15,230,081,709 13,192,843 9/30/21 54,628 —
South Korean Won .. CITI Buy 3,339,073,150 2,872,568 9/30/21 7,880 —
South Korean Won .. CITI Sell 17,659,668,934 15,303,669 9/30/21 69,573 —
South Korean Won .. GSCO Sell 14,845,203,077 12,859,670 9/30/21 53,470 —
South Korean Won .. HSBK Sell 16,736,044,006 14,508,924 9/30/21 71,593 —
South Korean Won .. UBSW Sell 13,423,140,559 11,635,871 9/30/21 56,412 —
Swiss Franc ....... BOFA Sell 10,558,464 11,484,706 9/30/21 — (53,162)
Swiss Franc ....... BZWS Sell 10,058,477 10,940,521 9/30/21 — (50,980)
Swiss Franc ....... CITI Sell 13,023,911 14,184,439 9/30/21 — (47,571)
Swiss Franc ....... HSBK Buy 2,072,229 2,273,103 9/30/21 — (8,654)
Swiss Franc ....... HSBK Sell 16,133,145 17,569,065 9/30/21 — (60,592)
Swiss Franc ....... UBSW Sell 9,836,887 10,720,000 9/30/21 — (29,357)
Yuan Renminbi ..... BOFA Buy 8,865,617 1,366,780 9/30/21 2,965 —
Yuan Renminbi ..... BOFA Sell 42,581,943 6,517,977 9/30/21 — (60,967)
Yuan Renminbi ..... BZWS Sell 21,814,608 3,338,937 9/30/21 — (31,438)
Yuan Renminbi ..... CITI Buy 16,116,619 2,471,077 9/30/21 18,954 —
Yuan Renminbi ..... CITI Sell 49,559,283 7,580,596 9/30/21 — (76,353)
Yuan Renminbi ..... HSBK Buy 7,325,008 1,132,500 9/30/21 — (780)
Yuan Renminbi ..... HSBK Sell 41,742,040 6,391,370 9/30/21 — (57,808)
Yuan Renminbi ..... UBSW Sell 21,829,286 3,341,899 9/30/21 — (30,743)
Total Forward Exchange Contracts ................................................... $2,753,252 $(3,985,742)
Net unrealized appreciation (depreciation) ............................................ $(1,232,490)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See abbreviations on page 34 .

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,496,727,523
Value - Unaffiliated issuers .................................................................. $3,216,346,709
Cash .................................................................................... 80,880
Receivables:
Capital shares sold ........................................................................ 1,288,372
Dividends and interest ..................................................................... 7,497,293
European Union tax reclaims (Note 1e) ......................................................... 23,012,257
Deposits with brokers for:
OTC derivative contracts .................................................................. 631,501
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,753,252
Total assets .......................................................................... 3,251,610,264
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,987,370
Management fees ......................................................................... 1,910,658
Distribution fees .......................................................................... 663,413
Transfer agent fees ........................................................................ 391,448
IRS closing agreement fees for European Union tax reclaims (Note 1e) ................................. 9,909,338
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,985,742
Accrued expenses and other liabilities ........................................................... 629,984
Total liabilities ......................................................................... 20,477,953
Net assets, at value ................................................................. $3,231,132,311
Net assets consist of:
Paid-in capital ............................................................................. $2,675,517,589
Total distributable earnings (losses) ............................................................. 555,614,722
Net assets, at value ................................................................. $3,231,132,311

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Templeton
World Fund
Class A:
Net assets, at value ....................................................................... $3,060,714,075
Shares outstanding ........................................................................ 197,224,783
Net asset value per share
a
.................................................................. $15.52
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $16.42
Class C:
Net assets, at value ....................................................................... $12,584,593
Shares outstanding ........................................................................ 852,712
Net asset value and maximum offering price per share
a
............................................. $14.76
Class R6:
Net assets, at value ....................................................................... $42,010,494
Shares outstanding ........................................................................ 2,705,825
Net asset value and maximum offering price per share ............................................. $15.53
Advisor Class:
Net assets, at value ....................................................................... $115,823,149
Shares outstanding ........................................................................ 7,455,406
Net asset value and maximum offering price per share ............................................. $15.54
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the year ended August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $4,190,231)
Unaffiliated issuers ........................................................................ $50,313,105
Interest:
Unaffiliated issuers ........................................................................ 124,921
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 195,478
Non-controlled affiliates (Note 3 f ) ............................................................. 105
Other income (Note 1 e ) ...................................................................... 37,050,185
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 e ) .............................. (9,909,338)
Total investment income ................................................................... 77,774,456
Expenses:
Management fees (Note 3 a ) ................................................................... 22,056,834
Distribution fees: (Note 3c )
    Class A ................................................................................ 7,116,443
    Class C ................................................................................ 173,050
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,042,703
    Class C ................................................................................ 11,764
    Class R6 ............................................................................... 20,125
    Advisor Class ............................................................................ 73,656
Custodian fees ............................................................................. 170,260
Reports to shareholders ...................................................................... 205,760
Registration and filing fees .................................................................... 114,319
Professional fees ........................................................................... 200,011
Trustees' fees and expenses .................................................................. 213,051
Other .................................................................................... 163,739
Total expenses ......................................................................... 32,561,715
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (9,141)
Net expenses ......................................................................... 32,552,574
Net investment income ................................................................ 45,221,882
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 230,559,721
Foreign currency transactions ................................................................ (429,339)
Forward exchange contracts ................................................................. (21,749,809)
Net realized gain (loss) .................................................................. 208,380,573
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 332,094,871
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,142,123)
Forward exchange contracts ................................................................. 42,085,406
Net change in unrealized appreciation (depreciation) ............................................ 372,038,154
Net realized and unrealized gain (loss) ............................................................ 580,418,727
Net increase (decrease) in net assets resulting from operations .......................................... $625,640,609

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Templeton World Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $45,221,882 $40,966,855
Net realized gain (loss) ................................................. 208,380,573 (429,725,653)
Net change in unrealized appreciation (depreciation) ........................... 372,038,154 534,580,103
Net increase (decrease) in net assets resulting from operations ................ 625,640,609 145,821,305
Distributions to shareholders:
Class A ............................................................. — (154,280,365)
Class C ............................................................. — (1,156,202)
Class R6 ............................................................ — (2,209,999)
Advisor Class ........................................................ — (5,819,233)
Total distributions to shareholders .......................................... — (163,465,799)
Capital share transactions: (Note 2 )
Class A ............................................................. (364,041,894) (302,268,890)
Class C ............................................................. (9,478,984) (9,949,131)
Class R6 ............................................................ (4,859,427) (4,480,810)
Advisor Class ........................................................ (5,032,934) (12,145,110)
Total capital share transactions ............................................ (383,413,239) (328,843,941)
Net increase (decrease) in net assets ................................... 242,227,370 (346,488,435)
Net assets:
Beginning of year ....................................................... 2,988,904,941 3,335,393,376
End of year ........................................................... $3,231,132,311 $2,988,904,941

Templeton Funds
Notes to Financial Statements
Templeton World Fund
24
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
World Fund (Fund) is included in this report. The Fund
offers four classes of shares: Class A, Class C, Class R6
and Advisor Class. Effective August 2, 2021, Class C shares
automatically convert to Class A shares after they have been held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
At August 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 8 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
August 31, 2021, the Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns. In the event that EU reclaims received by the Fund
during a fiscal year exceed foreign withholding taxes paid
by the Fund, and the Fund previously passed through to
its shareholders foreign taxes incurred by the Fund to be
used as a credit or deduction on a shareholder’s income
tax return, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
During the fiscal year ended August 31, 2021, the Fund
received EU reclaims in excess of the foreign taxes paid
during the year. The Fund determined to enter into a closing agreement with the IRS and recorded the estimated fees
as a reduction to income, as reflected in the Statement of
Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Certain Fund
specific expenses are charged directly to the Fund that
incurred the expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,217,073 $133,230,977 10,921,897 $138,692,097
Shares issued in reinvestment of distributions .......... — — 10,423,866 142,494,243
Shares redeemed ............................... (34,710,249) (497,272,871) (45,423,196) (583,455,230)
Net increase (decrease) .......................... (25,493,176) $(364,041,894) (24,077,433) $(302,268,890)
Class C Shares:
Shares sold ................................... 111,842 $1,540,029 154,322 $1,871,972
Shares issued in reinvestment of distributions .......... — — 83,052 1,093,794
Shares redeemed
a
.............................. (788,496) (11,019,013) (1,060,707) (12,914,897)
Net increase (decrease) .......................... (676,654) $(9,478,984) (823,333) $(9,949,131)
Class R6 Shares:
Shares sold ................................... 519,191 $7,465,031 595,082 $7,580,152
Shares issued in reinvestment of distributions .......... — — 89,223 1,214,330
Shares redeemed ............................... (878,650) (12,324,458) (1,044,860) (13,275,292)
Net increase (decrease) .......................... (359,459) $(4,859,427) (360,555) $(4,480,810)
Advisor Class Shares:
Shares sold ................................... 1,575,746 $22,918,244 2,063,507 $26,613,673
Shares issued in reinvestment of distributions .......... — — 380,651 5,188,265
Shares redeemed ............................... (1,959,012) (27,951,178) (3,467,124) (43,947,048)
Net increase (decrease) .......................... (383,266) $(5,032,934) (1,022,966) $(12,145,110)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2021, the gross effective investment management fee rate was 0.694% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $40,527
CDSC retained .............................................................................. $1,858
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2021, the Fund paid transfer agent fees of $2,148,248, of which $1,094,093 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2021.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2021, the capital loss carryforwards were as follows:
During the year ended August 31, 2021, the Fund utilized $225,453,124 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $139,377,305 $(139,377,305) $ — $ — $— — $105
Total Affiliated Securities ... $— $139,377,305 $(139,377,305) $— $— $— $105
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $203,817,446
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
The tax character of distributions paid during the years ended August 31, 2021 and 2020, was as follows:
At August 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2021, aggregated
$1,209,668,108 and $1,457,536,106, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
2021 2020
Distributions paid from:
Ordinary income .......................................................... — $132,056,008
Long term capital gain ...................................................... — 31,409,791
— $163,465,799
Cost of investments .......................................................................... $2,497,699,312
Unrealized appreciation ........................................................................ $769,155,461
Unrealized depreciation ........................................................................ (51,740,554)
Net unrealized appreciation (depreciation) .......................................................... $717,414,907
Distributable earnings:
Undistributed ordinary income ................................................................... $25,853,626
4. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
8. Other Derivative Information
At August 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended August 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended August 31, 2021, the average month end contract value of forward exchange contracts was
$1,784,504,004.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2021, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton World Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,753,252 Unrealized depreciation on OTC
forward exchange contracts
$ 3,985,742
Total .................... $2,753,252 $3,985,742
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton World Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(21,749,809) Forward exchange contracts $42,085,406
Total ....................... $(21,749,809) $42,085,406

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference
Level 1 Level 2 Level 3 Total
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 97,905,318 $ — $ 97,905,318
Brazil ............................... 35,251,893 — — 35,251,893
China ............................... 85,187,175 41,606,715 — 126,793,890
France .............................. — 60,202,437 — 60,202,437
Germany ............................ — 262,111,875 — 262,111,875
Hong Kong ........................... — 61,031,100 — 61,031,100
Japan ............................... — 352,474,654 — 352,474,654
Luxembourg .......................... — 31,565,283 — 31,565,283
Macau .............................. — 14,967,173 — 14,967,173
Norway .............................. — 37,992,124 — 37,992,124
South Korea .......................... — 79,399,930 — 79,399,930
Switzerland ........................... — 68,591,917 — 68,591,917
United Kingdom ....................... 46,175,597 298,819,509 — 344,995,106
United States ......................... 1,433,864,009 — — 1,433,864,009
Short Term Investments ................... — 209,200,000 — 209,200,000
Total Investments in Securities ........... $1,600,478,674 $1,615,868,035
a
$— $3,216,346,709
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,753,252 $ — $ 2,753,252
Total Other Financial Instruments ......... $— $2,753,252 $— $2,753,252
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $3,985,742 $— $3,985,742
a
Includes foreign securities valued at $1,406,668,035, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund
(continued)
rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
UBSW
UBS AG
11. New Accounting Pronouncements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
World Fund (one of the funds constituting Templeton Funds, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2021 and the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2021:
Pursuant to: Amount
Dividends Received Deduction (DRD) §854(b)(1)(A) $17,245,535
Qualified Dividend Income (QDI) §854(b)(1)(B) $58,327,700

Templeton Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 122 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 29 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1992
and Vice President
since 1996
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Ryan R. Wheeler (1985) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 15 of the investment companies in Franklin Templeton; and formerly , Director, Senior
Manager and Manager PricewaterhouseCoopers, LLC (2014-January 2021)
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds with no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Funds
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

102 A 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton World Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $164,793 for the fiscal year ended August 31, 2021 and $197,036 for the fiscal year ended August 31, 2020.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $6,266 for the fiscal year ended August 31, 2021 and $6,266 for the fiscal year ended August 31, 2020. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $3,198 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,812 for the fiscal year ended August 31, 2021 and $145,744 for the fiscal year ended August 31, 2020. The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA Survey, valuation services related to a fair value engagement, and professional fees in connection with SOC 1 reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $35,276 for the fiscal year ended August 31, 2021 and $152,010 for the fiscal year ended August 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date October 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date October 28, 2021

By S\Ryan R. Wheeler______________________
Ryan R. Wheeler
Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date October 28, 2021